General California Municipal Money Market Fund

Seeks current income exempt from federal and California state personal income taxes by investing in high quality, short-term municipal obligations

PROSPECTUS April 1, 2009

Class A Shares

This prospectus is to be used only by asset management account clients of Robert W. Baird & Co.

BNY MELLON ASSET MANAGEMENT

Dreyfus

Contents

The Fund
Goal/Approach	1
Main Risks	2
Past Performance	3
Expenses	4
Management	5
Financial Highlights	7

Your Investment
Account Policies	8
Distributions and Taxes	10
For More Information
See back cover.

General California Municipal
Money Market Fund
Ticker Symbol: GCAXX

GOAL/APPROACH

The fund seeks to maximize current income exempt from federal and California state personal income taxes, to the extent consistent with the preservation of capital and the maintenance of liquidity.

As a money market fund, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.

To pursue this goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal and California state personal income taxes. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. In addition, the fund may invest temporarily in high quality, taxable money market instruments and/or municipal obligations that pay income exempt only from federal income tax, including when the portfolio manager believes that acceptable California municipal obligations are unavailable for investment.

Generally, the fund is required to invest its assets in securities with the highest or second-highest credit rating or the unrated equivalent as determined by Dreyfus.

Concepts to understand

Municipal obligations: debt securities that provide income free from federal income taxes, and state income taxes if the investor lives in the issuing state. Municipal obligations are typically of two types:

  general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

Money market fund: a specific type of fund that seeks to maintain a $1.00 price per share. Money market funds are subject to strict federal requirements and must:

  maintain an average dollar-weighted portfolio maturity of 90 days or less buy individual securities that have remaining maturities of 13 months or less invest only in high quality, dollar-denominated obligations

Credit rating: a measure of the issuer’s expected ability to make all required interest and principal payments in a timely manner. An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments. An issuer with the second-highest credit rating has a strong capacity to make all payments, but the degree of safety is somewhat less.

The Fund 1

MAIN RISKS

The fund’s yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield any of the fund’s holdings could have its credit rating downgraded or could default
  California’s economy and revenues underlying its municipal obligations may decline the fund’s portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state

Derivative securities, such as structured notes, can be highly volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. Although the fund will invest in municipal obligations that pay interest that is exempt, in the opinion of counsel to the issuer (or on the basis of other authority believed by Dreyfus to be reliable), from federal personal income tax, if any such municipal obligations fail to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

Although the fund seeks to provide income exempt from federal and California state personal income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax.

The fund is non-diversified, which means that a relatively high percentage of the fund’s assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

2

PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in Class A. The bar chart shows the changes in the fund’s performance from year to year.The table shows the fund’s average annual total returns over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

The Fund 3

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class A in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders. The fund has no sales charge (load) or Rule 12b-1 distribution fees for Class A.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees			0.50%
Shareholder services fee			0.02%
Other expenses			0.06%
Total			0.58%

Expense example
1 Year	3 Years	5 Years	10 Years
$59	$186	$324	$726

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund, or a particular class of the fund, during periods when fixed expenses have a significant impact on the yield of the fund, or a particular class of the fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Shareholder services fee: a fee of up to 0.25% used to reimburse the fund’s distributor for shareholder account service and maintenance.

Other expenses: fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees. The fund also makes payments to certain financial intermediaries, including affiliates, who provide sub-administration, recordkeeping and/or sub-transfer agency services to beneficial owners of the fund.

4

MANAGEMENT Investment adviser

The investment adviser for the fund is The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $346 billion in approximately 195 mutual fund portfolios. For the past fiscal year, the fund paid Dreyfus a management fee at an annual rate of 0.50% of the fund’s average daily net assets. A discussion regarding the basis for the board’s approving the fund’s management agreement with Dreyfus is available in the fund’s annual report for the fiscal year ended November 30, 2008. Dreyfus is the primary mutual fund business of The Bank of New York Mellon Corporation (BNY Mellon), a global financial services company focused on helping clients move and manage their financial assets, operating in 34 countries and serving more than 100 markets. BNY Mellon is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team. BNY Mellon has more than $23 trillion in assets under custody and administration and $1.1 trillion in assets under management, and it services more than $13 trillion in outstanding debt. Additional information is available at www.bnymellon.com.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions.This approach is designed to provide each fund with a distinct, stable identity.

The Fund 5

MANAGEMENT (continued)

Distributor

The fund’s distributor is MBSC Securities Corporation (MBSC), a wholly-owned subsidiary of Dreyfus. Dreyfus or MBSC may provide cash payments out of its own resources to financial intermediaries that sell shares of the fund or provide other services. Such payments are separate from any 12b-1 fees and/or shareholder services fees or other expenses paid by the fund to those intermediaries. Because those payments are not made by you or the fund, the fund’s total expense ratio will not be affected by any such payments. These additional payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid from Dreyfus’ or MBSC’s own resources to intermediaries for inclusion of the fund on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as “revenue sharing.” From time to time, Dreyfus or MBSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations. In some cases, these payments or compensation may create an incentive for a financial intermediary or its employees to recommend or sell shares of the fund to you. Please contact your Baird Financial Advisor for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund.

Code of ethics

The fund, Dreyfus and MBSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund.The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code’s preclearance and disclosure procedures.The primary purpose of the code is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

6

FINANCIAL HIGHLIGHTS

The following table describes the performance of the Class A shares of the fund for the periods indi-cated.“Total return” shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These fig-

ures have been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the fund’s financial statements, is included in the annual report, which is available upon request.

			Year Ended November 30,
		2008	2007	2006	2005	2004
Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.019	.031	.028	.017	.006
Distributions:	Dividends from investment income — net	(.019)	(.031)	(.028)	(.017)	(.006)
Net asset value, end of period		1.00	1.00	1.00	1.00	1.00
Total Return (%)		1.94	3.12	2.87	1.74	.58
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		.58	.58	.58	.59	.65
Ratio of net expenses to average net assets		.57	.58[a]	.58[a]	.59[a]	.64
Ratio of net investment income to average net assets		1.84	3.07	2.84	1.75	.59
Net assets, end of period ($ x 1,000)		901,709	528,101	426,232	327,729	288,502
[a] Expense waivers and/or reimbursements amounted to less than .01%.

The Fund 7

Your Investment

ACCOUNT POLICIES Buying shares

General Funds are designed primarily for people who are investing through a third party such as a bank, broker-dealer or financial adviser. Third parties with whom you open a fund account may impose policies, limitations and fees which are different than those described herein. Contact your financial representative for further information or to purchase fund shares.

Your price for fund shares is the fund’s net asset value (NAV), which is generally calculated three times a day, at 12:00 noon, 3:00 p.m. and 8:00 p.m., on days the NewYork Stock Exchange or the fund’s transfer agent is open for regular business. Your order will be priced at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity.The fund’s investments are valued based on amortized cost.

If an order in proper form is made prior to 3:00 p.m., and Federal Funds are received by 4:00 p.m., the shares will be purchased at the NAV determined after the order is accepted and will receive the dividend declared that day. If such an order is made after 3:00 p.m., but by 8:00 p.m., and Federal Funds are received by 11:00 a.m. the next business day, the shares will be purchased at the NAV determined at 8:00 p.m. and will begin to accrue dividends on the next business day.

All times are Eastern time.

Because the fund seeks tax-exempt income, it is not recommended for purchase in IRAs or other qualified retirement plans.

Selling shares

You may sell (redeem) shares at any time through your financial representative. Your shares will be sold at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request.Your order will be processed promptly and you will generally receive the proceeds within a week.

Before selling shares recently purchased, please note that if you send a written request to sell such shares, the fund may delay selling the shares for up to eight business days following the purchase of those shares.

Concepts to understand

Net asset value (NAV): a mutual fund’s share price on a given day. A fund’s NAV is calculated by dividing the value of its net assets by the number of its existing shares outstanding.

When calculating its NAV, the fund compares the NAV using amortized cost to its NAV using available market quotations or market equivalents, which generally are provided by an independent pricing service approved by the fund’s board. The pricing service’s procedures are reviewed under the general supervision of the board.

Amortized cost: a method of valuing a money market fund’s portfolio securities, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on discounts or premiums reflected in their purchase price. Each fund uses this valuation method pursuant to Rule 2a-7 under the 1940 Act in order to be able to price its shares at $1.00 per share. In accordance with Rule 2a-7, each fund is subject to certain maturity, quality and diversification requirements to help it maintain the $1.00 share price.

8

General policies

Unless you decline telephone privileges on your application, you may be responsible for any fraudulent telephone order as long as the transfer agent takes reasonable measures to verify that the order is from a representative of your financial institution.

Money market funds generally are used by investors for short-term investments, often in place of bank checking or savings accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason, although Dreyfus discourages excessive trading and other abusive trading practices, the fund has not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to deter frequent purchases and redemptions of fund shares. Dreyfus also believes that money market funds, such as the fund, are not targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, frequent purchases and redemptions of the fund’s shares could increase the fund’s transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of the fund’s portfolio, which could detract from the fund’s performance. Accordingly, the fund reserves the right to refuse any purchase or exchange request. Funds in the Dreyfus Family of Funds that are not money market mutual funds have approved policies and procedures that are intended to discourage and prevent abusive trading practices in those mutual funds, which may apply to exchanges from or into the fund. If you plan to exchange your fund shares for shares of another Dreyfus fund, please read the prospectus of that other Dreyfus fund for more information.

The fund reserves the right to:

  refuse any purchase or exchange request
  change or discontinue its exchange privilege, or temporarily suspend this privilege during unusu- al market conditions change its minimum or maximum investment amounts
  delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)
  “redeem in kind” or make payments in portfolio securities rather than cash, if the amount you are redeeming is large enough to affect fund opera- tions (for example, if it represents more than 1% of the fund’s assets).

The fund also may process purchase and sale orders and calculate its NAV on days the fund’s primary trading markets are open and the fund’s management determines to do so.

Your Investment 9

DISTRIBUTIONS AND TAXES

The fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. The fund normally pays dividends once a month and capital gain distributions annually. Fund dividends and capital gain distributions will be reinvested in the fund unless you instruct the fund otherwise.There are no fees or sales charges on reinvestments.

The fund anticipates that virtually all of its income dividends will be exempt from federal and California personal income taxes. However, for federal tax purposes, certain distributions, such as distributions of short-term capital gains, are taxable to you as ordinary income, while long-term capital gains are taxable to you as capital gains.

For California personal income tax purposes, distributions derived from interest on municipal securities of California issuers, and from interest on qualifying securities issued by U.S. territories and possessions are generally exempt from tax. Distributions that are federally taxable as ordinary income or capital gains are generally subject to California personal income taxes.

The tax status of any distribution generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

If you buy shares of a fund when the fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and then receiving a portion back in the form of a taxable distribution.

Your sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the amount you receive when you sell them.

The tax status of your distributions will be detailed in your annual tax statement from the fund. Because everyone’s tax situation is unique, please consult your tax advisor before investing.

10

NOTES

NOTES

NOTES

General Money Market Funds

Seeking current income, safety of principal and liquidity by investing in high quality, short-term securities

PROSPECTUS April 1, 2009 Class B Shares

General Money Market Fund, Inc.

General Government Securities Money Market Fund

General Treasury Prime Money Market Fund

General Municipal Money Market Fund

General California Municipal Money Market Fund

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

This prospectus is to be used only by clients of Crowell, Weedon & Co.

Branch Offices
Carlsbad	(760) 931-9191	Long Beach	(562) 432-8733	UTC/La Jolla	(858) 875-5000
Encino	(818) 783-1200	Los Angeles	(213) 620-1850	West Covina	(626) 967-0854
Fresno	(559) 375-7500	Newport Beach	(949) 644-1890	Westlake Village	(818) 338-8160
		Pasadena	(626) 449-0330

Your Independent Investment Team

One Wilshire Boulevard • Los Angeles, CA 90017 Tel. (213) 620-1850 www.crowellweedon.com

Member: SIPC & FINRA

The Funds

Contents

The Funds
Introduction	1
General Money Market Fund	2
General Government Securities
Money Market Fund	5
General Treasury Prime
Money Market Fund	8
General Municipal
Money Market Fund	11
General California Municipal
Money Market Fund	14
Management	17
Financial Highlights	19

Your Investment
Account Policies	22
Distributions and Taxes	25

For More Information
See back cover.

Introduction

Each fund is a money market mutual fund with a separate investment portfolio. The operations and results of a fund are unrelated to those of each other fund. This combined prospectus has been prepared for your convenience so that you can consider five investment choices in one document.

As a money market fund, each fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.

Generally, each municipal money market fund is required to invest its assets in securities with the highest or second-highest credit rating or the unrated equivalent as determined by Dreyfus. Each other fund generally is required to invest at least 95% of its assets in the securities of issuers with the highest credit rating or the unrated equivalent as determined by Dreyfus, with the remainder invested in securities with the second-highest credit rating.

An investment in a fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a fund.

Concepts to understand

Money market fund: a specific type of fund that seeks to maintain a $1.00 price per share. Money market funds are subject to strict federal requirements and must:

  maintain an average dollar-weighted portfolio maturity of 90 days or less buy individual securities that have remaining maturities of 13 months or less invest only in high quality, dollar-denominated obligations

Credit rating: a measure of the issuer’s expected ability to make all required interest and principal payments in a timely manner. An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments. An issuer with the second-highest credit rating has a strong capacity to make all payments, but the degree of safety is somewhat less.

The Funds 1

General Money Market Fund
Ticker Symbol: GMBXX

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital. To pursue this goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including the following:

  securities issued or guaranteed by the U.S. government or its agencies or instrumentalities certificates of deposit, time deposits, bankers’ acceptances and other short-term securities issued by domestic or foreign banks or their subsidiaries or branches repurchase agreements, including tri-party repurchase agreements asset-backed securities
  domestic and dollar-denominated foreign com- mercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest dollar-denominated obligations issued or guar- anteed by one or more foreign governments or any of their political subdivisions or agencies

Normally, the fund invests at least 25% of its net assets in domestic or dollar-denominated foreign bank obligations.

Key concept

Repurchase agreement: a commercial bank or securities dealer sells securities to the fund and agrees to repurchase them at an agreed-upon date and price. These agreements offer the fund a means of investing money for a short period of time.

MAIN RISKS

The fund’s yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield any of the fund’s holdings could have its credit rating downgraded or could default the risks generally associated with concentrating investments in the banking industry, such as inter- est rate risk, credit risk and regulatory develop- ments relating to the banking industry the risks generally associated with dollar-denom- inated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restric- tions on the payment of principal and interest the risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement

2

PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in Class B. The bar chart shows the changes in the fund’s performance from year to year.The table shows the fund’s average annual total returns over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

Year-by-year total returns as of 12/31 each year (%)

Average annual total returns as of 12/31/08

1 Year	5 Years	10 Years
2.22%	2.68%	2.83%

For the fund’s current 7-day yield, call toll-free:

1-800-645-6561.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

General Money Market Fund 3

GENERAL MONEY MARKET FUND (continued)

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class B in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees			0.50%
Rule 12b-1 fee			0.20%
Shareholder services fee			0.25%
Other expenses			0.09%
Total			1.04%

Expense example

1 Year	3 Years	5 Years	10 Years

$106	$331	$574	$1,271

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations. For the fiscal year ended November 30, 2008, Dreyfus assumed certain fund expenses pursuant to an undertaking, reducing total expenses from 1.04% to 1.03%. This undertaking was voluntary.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund, or a particular class of the fund, during periods when fixed expenses have a significant impact on the yield of the fund, or a particular class of the fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: a fee of up to 0.20% to reimburse the fund’s distributor for distributing Class B shares. Because this fee is paid out of the fund’s assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

Shareholder services fee: the fee paid to the fund’s distributor for shareholder account service and maintenance.

Other expenses: a fee of 0.05% paid by the fund for sub-accounting services provided by third parties and fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.

4

General Government Securities
Money Market Fund
Ticker Symbol: GSBXX

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund invests in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, and repurchase agreements (including tri-party repurchase agreements). These instruments include those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. government.

Concepts to understand

Repurchase agreement: a commercial bank or securities dealer sells securities to the fund and agrees to repurchase them at an agreed-upon date and price. These agreements offer the fund a means of investing money for a short period of time.

U.S. government securities: these securities are generally considered to be among the highest-quality investments available. By investing in these securities, the fund seeks greater credit safety for investors. In exchange for the higher level of credit safety that U.S. government securities offer, the fund’s yields may be lower than those of money market funds that do not limit their investments to U.S. government securities.

MAIN RISKS

The fund’s yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. In addition, because many types of U.S. government securities trade actively outside the U.S., their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

General Government Securities Money Market Fund 5

GENERAL GOVERNMENT SECURITIES MONEY MARKET FUND (continued)

PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in Class B. The bar chart shows the changes in the fund’s performance from year to year.The table shows the fund’s average annual total returns over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

Year-by-year total returns as of 12/31 each year (%)

Average annual total returns as of 12/31/08

1 Year	5 Years	10 Years
1.50%	2.45%	2.66%

For the fund’s current 7-day yield, call toll-free:

1-800-645-6561.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

6

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class B in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees			0.50%
Rule 12b-1 fee			0.20%
Shareholder services fee			0.25%
Other expenses			0.09%
Total			1.04%

Expense example

1 Year	3 Years	5 Years	10 Years

$106	$331	$574	$1,271

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations. For the fiscal year ended November 30, 2008, Dreyfus assumed certain fund expenses pursuant to an undertaking, reducing total expenses from 1.04% to 1.02%. This undertaking was voluntary.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund, or a particular class of the fund, during periods when fixed expenses have a significant impact on the yield of the fund, or a particular class of the fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: a fee of up to 0.20% to reimburse the fund’s distributor for distributing Class B shares. Because this fee is paid out of the fund’s assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

Shareholder services fee: the fee paid to the fund’s distributor for shareholder account service and maintenance.

Other expenses: a fee of 0.05% paid by the fund for sub-accounting services provided by third parties and fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.

General Government Securities Money Market Fund 7

General Treasury Prime
Money Market Fund
Ticker Symbol: GTBXX

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all of its assets in U.S.Treasury securities.

MAIN RISKS

The fund’s yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the fund is subject to the risk that interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop. Alternatively, interest rates could drop, thereby reducing the fund’s yield.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The current market prices for such securities are not guaranteed and will fluctuate.

In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

8

PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in Class B. The bar chart shows the changes in the fund’s performance from year to year.The table shows the fund’s average annual total returns over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

Year-by-year total returns as of 12/31 each year (%)

Average annual total returns as of 12/31/08

		Since
		inception
1 Year	5 Years	(12/1/99)

0.83%	2.10%	2.18%

For the fund’s current 7-day yield, call toll-free:

1-800-645-6561.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

General Treasury Prime Money Market Fund 9

GENERAL TREASURY PRIME MONEY MARKET FUND (continued)

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class B in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees			0.50%
Rule 12b-1 fee			0.20%
Shareholder services fee			0.25%
Other expenses			0.12%
Total			1.07%

Expense example

1 Year	3 Years	5 Years	10 Years

$109	$340	$590	$1,306

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations. For the fiscal year ended November 30, 2008, Dreyfus assumed certain fund expenses pursuant to an undertaking, reducing total expenses from 1.07% to 0.96%. This undertaking was voluntary.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund, or a particular class of the fund, during periods when fixed expenses have a significant impact on the yield of the fund, or a particular class of the fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: a fee of up to 0.20% to reimburse the fund’s distributor for distributing Class B shares. Because this fee is paid out of the fund’s assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

Shareholder services fee: the fee paid to the fund’s distributor for shareholder account service and maintenance.

Other expenses: a fee of 0.05% paid by the fund for sub-accounting services provided by third parties and fees to be paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.

10

General Municipal Money Market Fund
Ticker Symbol: GBMXX

GOAL/APPROACH

The fund seeks to maximize current income exempt from federal personal income tax, to the extent consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal personal income tax. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. In addition, the fund may invest temporarily in high quality, taxable money market instruments, including when the portfolio manager believes that acceptable municipal obligations are unavailable for investment.

Concepts to understand

Municipal obligations: debt securities that provide income free from federal income taxes, and state income taxes if the investor lives in the issuing state. Municipal obligations are typically of two types:

  general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

MAIN RISKS

The fund’s yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield any of the fund’s holdings could have its credit rating downgraded or could default

Derivative securities, such as structured notes, can be highly volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. Although the fund will invest in municipal obligations that pay interest that is exempt, in the opinion of counsel to the issuer (or on the basis of other authority believed by Dreyfus to be reliable), from federal personal income tax, if any such municipal obligations fail to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

Although the fund seeks to provide income exempt from federal personal income tax, interest from some of its holdings may be subject to the federal alternative minimum tax.

General Municipal Money Market Fund 11

GENERAL MUNICIPAL MONEY MARKET FUND (continued)

PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in Class B. The bar chart shows the changes in the fund’s performance from year to year.The table shows the fund’s average annual total returns over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

Year-by-year total returns as of 12/31 each year (%)

Average annual total returns as of 12/31/08

1 Year	5 Years	10 Years
1.63%	1.73%	1.69%

For the fund’s current 7-day yield, call toll-free:

1-800-645-6561.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

12

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class B in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees			0.50%
Rule 12b-1 fee			0.20%
Shareholder services fee			0.25%
Other expenses			0.10%
Total			1.05%

Expense example

1 Year	3 Years	5 Years	10 Years

$107	$334	$579	$1,283

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations. For the fiscal year ended November 30, 2008, Dreyfus assumed certain fund expenses pursuant to an undertaking, reducing total expenses from 1.05% to 0.99%. This undertaking was voluntary.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund, or a particular class of the fund, during periods when fixed expenses have a significant impact on the yield of the fund, or a particular class of the fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: a fee of up to 0.20% to reimburse the fund’s distributor for distributing Class B shares. Because this fee is paid out of the fund’s assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

Shareholder services fee: the fee paid to the fund’s distributor for shareholder account service and maintenance.

Other expenses: a fee of 0.05% paid by the fund for sub-accounting services provided by third parties and fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.

General Municipal Money Market Fund 13

General California Municipal
Money Market Fund
Ticker Symbol: GENXX

GOAL/APPROACH

The fund seeks to maximize current income exempt from federal and California state personal income taxes, to the extent consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal and California state personal income taxes. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. In addition, the fund may invest temporarily in high quality, taxable money market instruments and/or municipal obligations that pay income exempt only from federal income tax, including when the portfolio manager believes that acceptable California municipal obligations are unavailable for investment, the fund may invest in securities that may be subject to California state income tax, but are free from federal income tax.

Concepts to understand

Municipal obligations: debt securities that provide income free from federal income taxes, and state income taxes if the investor lives in the issuing state. Municipal obligations are typically of two types:

  general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

MAIN RISKS

The fund’s yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield any of the fund’s holdings could have its credit rating downgraded or could default
  California’s economy and revenues underlying its municipal obligations may decline the fund’s portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state

Derivative securities, such as structured notes, can be highly volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist. To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. Although the fund will invest in municipal obligations that pay interest that is exempt, in the opinion of counsel to the issuer (or on the basis of other authority believed by Dreyfus to be reliable), from federal personal income tax, if any such municipal obligations fail to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

Although the fund seeks to provide income exempt from federal and California state personal income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax.

The fund is non-diversified, which means that a relatively high percentage of the fund’s assets may be invested in a limited number of issuers.Therefore, its performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

14

PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in Class B. The bar chart shows the changes in the fund’s performance from year to year.The table shows the fund’s average annual total returns over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

Year-by-year total returns as of 12/31 each year (%)

Average annual total returns as of 12/31/08

1 Year	5 Years	10 Years
1.32%	1.64%	1.55%

For the fund’s current 7-day yield, call toll-free:

1-800-645-6561.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

General California Municipal Money Market Fund 15

GENERAL CALIFORNIA MUNICIPAL MONEY MARKET FUND (continued)

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class B in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees			0.50%
Rule 12b-1 fee			0.20%
Shareholder services fee			0.25%
Other expenses			0.10%
Total			1.05%

Expense example

1 Year	3 Years	5 Years	10 Years

$107	$334	$579	$1,283

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations. For the fiscal year ended November 30, 2008, Dreyfus assumed certain fund expenses pursuant to an undertaking, reducing total expenses from 1.05% to 1.01%. This undertaking was voluntary.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund, or a particular class of the fund, during periods when fixed expenses have a significant impact on the yield of the fund, or a particular class of the fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: a fee of up to 0.20% to reimburse the fund’s distributor for distributing Class B shares. Because this fee is paid out of the fund’s assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

Shareholder services fee: the fee paid to the fund’s distributor for shareholder account service and maintenance.

Other expenses: a fee of 0.05% paid by the fund for sub-accounting services provided by third parties and fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.

16

MANAGEMENT Investment adviser

The investment adviser for each fund is The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $346 billion in approximately 195 mutual fund portfolios. For the past fiscal year, each fund paid Dreyfus a management fee at the annual rate of 0.50% of the fund’s average daily net assets. A discussion regarding the basis for the board’s approving each fund’s management agreement with Dreyfus is available in each fund’s annual report for the fiscal year ended November 30, 2008. Dreyfus is the primary mutual fund business of The Bank of New York Mellon Corporation (BNY Mellon), a global financial services company focused on helping clients move and manage their financial assets, operating in 34 countries and serving more than 100 markets. BNY Mellon is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team. BNY Mellon has more than $23 trillion in assets under custody and administration and $1.1 trillion in assets under management, and it services more than $13 trillion in outstanding debt. Additional information is available at www.bnymellon.com.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions.This approach is designed to provide each fund with a distinct, stable identity.

Management 17

MANAGEMENT (continued)

Distributor

Each fund’s distributor is MBSC Securities Corporation (MBSC), a wholly-owned subsidiary of Dreyfus. Dreyfus or MBSC may provide cash payments out of its own resources to financial intermediaries that sell shares of the funds or provide other services. Such payments are separate from any sales charges, 12b-1 fees and/or shareholder services fees or other expenses paid by the funds to those intermediaries. Because those payments are not made by you or the fund, the fund’s total expense ratio will not be affected by any such payments. These additional payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid from Dreyfus’ or MBSC’s own resources to intermediaries for inclusion of the funds on a sales list, including a preferred or select sales list or in other sales programs.These payments sometimes are referred to as “revenue sharing.” From time to time, Dreyfus or MBSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations. In some cases, these payments or compensation may create an incentive for a financial intermediary or its employees to recommend or sell shares of a fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the funds.

Code of ethics

The funds, Dreyfus and MBSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the funds. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code’s preclearance and disclosure procedures. The primary purpose of the code is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

18

FINANCIAL HIGHLIGHTS

The following tables describe the performance of the Class B shares of each fund for the periods indi-cated.“Total return” shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the fund’s financial statements, is included in the annual report, which is available upon request.

			Year Ended November 30,
General Money Market Fund		2008	2007	2006	2005	2004
Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.024	.043	.040	.021	.003
Distributions:	Dividends from investment income — net	(.024)	(.043)	(.040)	(.021)	(.003)
Net asset value, end of period		1.00	1.00	1.00	1.00	1.00
Total Return (%)		2.48	4.40	4.05	2.09	.34
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		1.04	1.03	1.02	1.03	1.03
Ratio of net expenses to average net assets		1.03	1.02	1.01	1.01	1.00
Ratio of net investment income to average net assets		2.43	4.32	3.98	2.06	.32
Net assets, end of period ($ x 1,000)		9,865,033	9,090,941	8,489,944	7,516,365	4,956,821

General Government Securities			Year Ended November 30,
Money Market Fund		2008	2007	2006	2005	2004
Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.018	.042	.039	.020	.003
Distributions:	Dividends from investment income — net	(.018)	(.042)	(.039)	(.020)	(.003)
Net asset value, end of period		1.00	1.00	1.00	1.00	1.00
Total Return (%)		1.79	4.25	3.95	2.02	.32
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		1.04	1.04	1.03	1.04	1.04
Ratio of net expenses to average net assets		1.02	1.01	1.01	1.01	.98
Ratio of net investment income to average net assets		1.67	4.16	3.89	1.96	.30
Net assets, end of period ($ x 1,000)		2,172,308	1,426,190	1,089,717	1,061,190	719,095

Financial Highlights 19

FINANCIAL HIGHLIGHTS (continued)

General Treasury Prime			Year Ended November 30,
Money Market Fund		2008	2007	2006	2005	2004
Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.010	.037	.036	.018	.003
Distributions:	Dividends from investment income — net	(.010)	(.037)	(.036)	(.018)	(.003)
Net asset value, end of period		1.00	1.00	1.00	1.00	1.00
Total Return (%)		1.05	3.80	3.64	1.80	.28
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		1.07	1.20	1.20	1.27	1.15
Ratio of net expenses to average net assets		.96	1.00	.99	1.00	.92
Ratio of net investment income to average net assets		.52	3.60	3.64	1.88	.26
Net assets, end of period ($ x 1,000)		2,151,350	229,278	73,282	50,027	29,806

			Year Ended November 30,
General Municipal Money Market Fund		2008	2007	2006	2005	2004
Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.018	.027	.024	.014	.002
Distributions:	Dividends from investment income — net	(.018)	(.027)	(.024)	(.014)	(.002)
Net asset value, end of period		1.00	1.00	1.00	1.00	1.00
Total Return (%)		1.80	2.76	2.47	1.38	.25
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		1.05	1.05	1.04	1.05	1.05
Ratio of net expenses to average net assets		.99	1.00	1.00	.99	.99
Ratio of net investment income to average net assets		1.77	2.72	2.44	1.39	.24
Net assets, end of period ($ x 1,000)		773,940	792,283	638,154	667,757	544,079

20

General California Municipal			Year Ended November 30,
Money Market Fund		2008	2007	2006	2005	2004
Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.015	.027	.024	.013	.002
Distributions:	Dividends from investment income — net	(.015)	(.027)	(.024)	(.013)	(.002)
Net asset value, end of period		1.00	1.00	1.00	1.00	1.00
Total Return (%)		1.51	2.69	2.46	1.33	.24
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		1.05	1.05	1.05	1.06	1.10
Ratio of net expenses to average net assets		1.00	1.00	1.00	1.00	.98
Ratio of net investment income to average net assets		1.49	2.66	2.45	1.44	.24
Net assets, end of period ($ x 1,000)		82,638	92,762	78,168	64,598	16,920

Financial Highlights 21

Your Investment

ACCOUNT POLICIES Buying shares

General Funds are designed primarily for people who are investing through a third party such as a bank, broker-dealer or financial adviser. Third parties with whom you open a fund account may impose policies, limitations and fees which are different than those described herein. Contact your financial representative for further information or to purchase fund shares.

Applicable to General Money Market Fund, General Government Securities Money Market Fund and General Treasury Prime Money Market Fund only:

Your price for fund shares is the fund’s net asset value (NAV), which is generally calculated twice a day, at 5:00 p.m. and 8:00 p.m., on days the New York Stock Exchange or the fund’s transfer agent is open for regular business.Your order will be priced at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity. Each fund’s investments are valued based on amortized cost.

If an order in proper form is made prior to 3:00 p.m. for General Treasury Prime Money Market Fund, or prior to 5:00 p.m. for the other taxable money market funds, and Federal Funds are received by 6:00 p.m., the shares will be purchased at the NAV determined at 5:00 p.m. and will receive the dividend declared that day. If such an order is made between 3:00 p.m. and 5:00 p.m. for General Treasury Prime Money Market Fund, the order will not be accepted and executed, and notice of the purchase order being rejected will be given to the institution placing the order, and any funds received will be returned promptly to the sending institution. If an order in proper form is made after 5:00 p.m., but by 8:00 p.m., and Federal Funds are received by 11:00 a.m. the next business day, the shares will be purchased at the NAV determined at 8:00 p.m. and will begin to accrue dividends on the next business day.

All times are Eastern time.

Applicable to General California Municipal Money Market Fund and General Municipal Money Market only:

Your price for fund shares is the fund’s NAV, which is generally calculated three times a day, at 12:00 noon, 3:00 p.m. and 8:00 p.m., on days the New York Stock Exchange or the fund’s transfer agent is open for regular business.Your order will be priced at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity. Each fund’s investments are valued based on amortized cost.

If an order in proper form is made prior to 3:00 p.m., and Federal Funds are received by 4:00 p.m., the shares will be purchased at the NAV determined after the order is accepted and will receive the dividend declared that day. If such an order is made after 3:00 p.m., but by 8:00 p.m., and Federal Funds are received by 11:00 a.m. the next business day, the shares will be purchased at the NAV determined at 8:00 p.m. and will begin to accrue dividends on the next business day.

All times are Eastern time.

Because the municipal money market funds seek tax-exempt income, they are not recommended for purchase in IRAs or other qualified retirement plans.

22

Selling shares

You may sell (redeem) shares at any time through your financial representative. Your shares will be sold at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request.Your order will be processed promptly and you will generally receive the proceeds within a week.

Before selling shares recently purchased, please note that if you send a written request to sell such shares, the fund may delay selling the shares for up to eight business days following the purchase of those shares.

Concepts to understand

Net asset value (NAV): a mutual fund’s share price on a given day. A fund’s NAV is calculated by dividing the value of its net assets by the number of its existing shares outstanding.

When calculating its NAV, a fund compares the NAV using amortized cost to its NAV using available market quotations or market equivalents, which generally are provided by an independent pricing service approved by the fund’s board. The pricing service’s procedures are reviewed under the general supervision of the board.

Amortized cost: a method of valuing a money market fund’s portfolio securities, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. Each fund uses this valuation method pursuant to Rule 2a-7 under the 1940 Act in order to be able to price its shares at $1.00 per share. In accordance with Rule 2a-7, each fund is subject to certain maturity, quality and diversification requirements to help it maintain the $1.00 share price.

Your Investment 23

ACCOUNT POLICIES (continued)

General policies

Unless you decline telephone privileges on your application, you may be responsible for any fraudulent telephone order as long as the fund’s transfer agent takes reasonable measures to verify that the order is from a representative of your financial institution.

Money market funds generally are used by investors for short-term investments, often in place of bank checking or savings accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason, although Dreyfus discourages excessive trading and other abusive trading practices, the funds have not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to deter frequent purchases and redemptions of fund shares. Dreyfus also believes that money market funds, such as the funds, are not targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, frequent purchases and redemptions of the funds’ shares could increase the funds’ transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of the funds’ portfolios, which could detract from the funds’ performance.Accordingly, each fund reserves the right to refuse any purchase or exchange request. Funds in the Dreyfus Family of Funds that are not money market mutual funds have approved policies and procedures that are intended to discourage and prevent abusive trading practices in those mutual funds, which may apply to exchanges from or into the fund. If you plan to exchange your fund shares for shares of another Dreyfus fund, please read the prospectus of that other Dreyfus fund for more information.

Each fund reserves the right to:

  refuse any purchase or exchange request
  change or discontinue its exchange privilege, or temporarily suspend this privilege during unusu- al market conditions change its minimum or maximum investment amounts
  delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)
  “redeem in kind” or make payments in portfolio securities rather than cash, if the amount you are redeeming is large enough to affect fund opera- tions (for example, if it represents more than 1% of the fund’s assets)

A fund also may process purchase and sale orders and calculate its NAV on days the fund’s primary trading markets are open and the fund’s management determines to do so.

24

DISTRIBUTIONS AND TAXES

Each fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. Each fund normally pays dividends once a month and capital gain distributions annually. Fund dividends and capital gain distributions will be reinvested in the fund unless you instruct the fund otherwise.There are no fees or sales charges on reinvestments.

Distributions paid by the taxable money market funds are subject to federal income tax, and may also be subject to state or local taxes (unless you are investing through a tax-advantaged retirement account). For federal tax purposes, in general, certain fund distributions, including distributions of short-term capital gains, are taxable to you as ordinary income. Other fund distributions, including dividends from U.S. companies and certain foreign companies and distributions of long-term capital gains, generally are taxable to you as qualified dividends and capital gains, respectively.

Each municipal money market fund anticipates that virtually all of its income dividends will be exempt from federal and, as to California Municipal Money Market Fund, California personal income taxes. However, for federal tax purposes, certain distributions, such as distributions of short-term capital gains, are taxable to you as ordinary income, while long-term capital gains are taxable to you as capital gains.

With respect to the California Municipal Money Market Fund, for California personal income tax purposes, distributions derived from interest on municipal securities of California issuers, and from interest on qualifying securities issued by U.S. territories and possessions are generally exempt from tax. Distributions that are federally taxable as ordinary income or capital gains are generally subject to the respective state’s personal income taxes.

The tax status of any distribution generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

If you buy shares of a fund when the fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and then receiving a portion back in the form of a taxable distribution.

Your sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the amount you receive when you sell them.

The tax status of your distributions will be detailed in your annual tax statement from the fund. Because everyone’s tax situation is unique, please consult your tax advisor before investing.

Retirement plans

A variety of retirement plans are offered for the taxable money market funds, including traditional and Roth IRAs, and Education Savings Accounts.

In addition, SEP-IRAs, Keogh accounts, 401(k) and 403(b) accounts are also available. Please call your financial representative for information.

Your Investment 25

For More Information

General Money Market Fund, Inc.
SEC file number: 811-3207

General Government Securities
Money Market Fund
A series of General Government Securities
Money Market Funds, Inc.
SEC file number: 811-3456

General Treasury Prime
Money Market Fund
A series of General Government Securities
Money Market Funds, Inc.
SEC file number: 811-3456

General Municipal Money Market Fund
A series of General Municipal Money Market Funds, Inc.
SEC file number: 811-3481

General California Municipal
Money Market Fund
SEC file number: 811-4871

To obtain information:

By telephone

Call your Crowell Weedon Financial Advisor or 213-620-1850

By mail Write to:
Crowell, Weedon & Co.
One Wilshire Boulevard
Los Angeles, CA 90017

On the Internet Text-only versions of certain fund documents can be viewed online or downloaded from: http://www.sec.gov

You can also obtain copies, after paying a duplicating fee, by visiting the SEC’s Public Reference Room in Washington, DC (for information, call 1-202-551-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102.

More information on each fund is available free upon request, including the following:

Annual/Semiannual Report

Describes each fund’s performance, lists portfolio holdings and contains a letter from the fund’s manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund’s performance during the last fiscal year. Each fund’s most recent annual and semi-annual reports are available at www.dreyfus.com.

Statement of Additional Information (SAI)

Provides more details about each fund and its policies. A current SAI is available at www.dreyfus.com and is on file with the Securities and Exchange Commission (SEC).The SAI is incorporated by reference (is legally considered part of this prospectus).

Portfolio Holdings

Each Dreyfus money market fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

A complete description of each fund’s policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the fund’s SAI.

© 2009 MBSC Securities Corporation

GEN-P0409-CWC

General Money Market Funds

Seeking current income, safety of principal and liquidity by investing in high quality, short-term securities

PROSPECTUS April 1, 2009

The Funds

Contents

The Funds
Introduction	1
General Money Market Fund	2
General Government Securities
Money Market Fund	5
General Treasury Prime
Money Market Fund	8
General Municipal
Money Market Fund	11
General California Municipal
Money Market Fund	14
General New York Municipal
Money Market Fund	17
Management	20
Financial Highlights	22

Your Investment
Account Policies	25
Distributions and Taxes	29

For More Information
See back cover.

Introduction

Each fund is a money market mutual fund with a separate investment portfolio. The operations and results of a fund are unrelated to those of each other fund. This combined prospectus has been prepared for your convenience so that you can consider six investment choices in one document.

As a money market fund, each fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.

Generally, each municipal money market fund is required to invest its assets in securities with the highest or second-highest credit rating or the unrated equivalent as determined by Dreyfus. Each other fund generally is required to invest at least 95% of its assets in the securities of issuers with the highest credit rating or the unrated equivalent as determined by Dreyfus, with the remainder invested in securities with the second-highest credit rating.

An investment in a fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a fund.

Concepts to understand

Money market fund: a specific type of fund that seeks to maintain a $1.00 price per share. Money market funds are subject to strict federal requirements and must:

  maintain an average dollar-weighted portfolio maturity of 90 days or less buy individual securities that have remaining maturities of 13 months or less invest only in high quality, dollar-denominated obligations

Credit rating: a measure of the issuer’s expected ability to make all required interest and principal payments in a timely manner. An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments. An issuer with the second-highest credit rating has a strong capacity to make all payments, but the degree of safety is somewhat less.

The Funds 1

General Money Market Fund
Ticker Symbol: GMBXX

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital. To pursue this goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including the following:

  securities issued or guaranteed by the U.S. government or its agencies or instrumentalities certificates of deposit, time deposits, bankers’ acceptances and other short-term securities issued by domestic or foreign banks or their subsidiaries or branches repurchase agreements, including tri-party repurchase agreements asset-backed securities
  domestic and dollar-denominated foreign com- mercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest dollar-denominated obligations issued or guar- anteed by one or more foreign governments or any of their political subdivisions or agencies

Normally, the fund invests at least 25% of its net assets in domestic or dollar-denominated foreign bank obligations.

Key concept

Repurchase agreement: a commercial bank or securities dealer sells securities to the fund and agrees to repurchase them at an agreed-upon date and price. These agreements offer the fund a means of investing money for a short period of time.

MAIN RISKS

The fund’s yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield any of the fund’s holdings could have its credit rating downgraded or could default the risks generally associated with concentrating investments in the banking industry, such as inter- est rate risk, credit risk and regulatory develop- ments relating to the banking industry the risks generally associated with dollar-denom- inated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restric- tions on the payment of principal and interest the risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement

PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in Class B. The bar chart shows the changes in the fund’s performance from year to year.The table shows the fund’s average annual total returns over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

Year-by-year total returns as of 12/31 each year (%)

Average annual total returns as of 12/31/08

1 Year	5 Years	10 Years
2.22%	2.68%	2.83%

For the fund’s current 7-day yield, call toll-free:

1-800-645-6561.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

General Money Market Fund 3

GENERAL MONEY MARKET FUND (continued)

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class B in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees			0.50%
Rule 12b-1 fee			0.20%
Shareholder services fee			0.25%
Other expenses			0.09%
Total			1.04%

Expense example

1 Year	3 Years	5 Years	10 Years

$106	$331	$574	$1,271

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations. For the fiscal year ended November 30, 2008, Dreyfus assumed certain fund expenses pursuant to an undertaking, reducing total expenses from 1.04% to 1.03%. This undertaking was voluntary.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund, or a particular class of the fund, during periods when fixed expenses have a significant impact on the yield of the fund, or a particular class of the fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: a fee of up to 0.20% to reimburse the fund’s distributor for distributing Class B shares. Because this fee is paid out of the fund’s assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

Shareholder services fee: the fee paid to the fund’s distributor for shareholder account service and maintenance.

Other expenses: a fee of 0.05% paid by the fund for sub-accounting services provided by third parties and fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.

General Government Securities
Money Market Fund
Ticker Symbol: GSBXX

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund invests in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, and repurchase agreements (including tri-party repurchase agreements). These instruments include those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. government.

Concepts to understand

Repurchase agreement: a commercial bank or securities dealer sells securities to the fund and agrees to repurchase them at an agreed-upon date and price. These agreements offer the fund a means of investing money for a short period of time.

U.S. government securities: these securities are generally considered to be among the highest-quality investments available. By investing in these securities, the fund seeks greater credit safety for investors. In exchange for the higher level of credit safety that U.S. government securities offer, the fund’s yields may be lower than those of money market funds that do not limit their investments to U.S. government securities.

MAIN RISKS

The fund’s yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer.Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. In addition, because many types of U.S. government securities trade actively outside the U.S., their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

General Government Securities Money Market Fund 5

GENERAL GOVERNMENT SECURITIES MONEY MARKET FUND (continued)

PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in Class B. The bar chart shows the changes in the fund’s performance from year to year.The table shows the fund’s average annual total returns over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

Year-by-year total returns as of 12/31 each year (%)

Average annual total returns as of 12/31/08

1 Year	5 Years	10 Years
1.50%	2.45%	2.66%

For the fund’s current 7-day yield, call toll-free:

1-800-645-6561.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class B in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees			0.50%
Rule 12b-1 fee			0.20%
Shareholder services fee			0.25%
Other expenses			0.09%
Total			1.04%

Expense example

1 Year	3 Years	5 Years	10 Years

$106	$331	$574	$1,271

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations. For the fiscal year ended November 30, 2008, Dreyfus assumed certain fund expenses pursuant to an undertaking, reducing total expenses from 1.04% to 1.02%. This undertaking was voluntary.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund, or a particular class of the fund, during periods when fixed expenses have a significant impact on the yield of the fund, or a particular class of the fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: a fee of up to 0.20% to reimburse the fund’s distributor for distributing Class B shares. Because this fee is paid out of the fund’s assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

Shareholder services fee: the fee paid to the fund’s distributor for shareholder account service and maintenance.

Other expenses: a fee of 0.05% paid by the fund for sub-accounting services provided by third parties and fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.

General Government Securities Money Market Fund 7

General Treasury Prime
Money Market Fund
Ticker Symbol: GTBXX

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all of its assets in U.S.Treasury securities.

MAIN RISKS

The fund’s yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the fund is subject to the risk that interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop. Alternatively, interest rates could drop, thereby reducing the fund’s yield.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The current market prices for such securities are not guaranteed and will fluctuate.

In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in Class B. The bar chart shows the changes in the fund’s performance from year to year.The table shows the fund’s average annual total returns over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

Year-by-year total returns as of 12/31 each year (%)

Average annual total returns as of 12/31/08

		Since
		inception
1 Year	5 Years	(12/1/99)

0.83%	2.10%	2.18%

For the fund’s current 7-day yield, call toll-free:

1-800-645-6561.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

General Treasury Prime Money Market Fund 9

GENERAL TREASURY PRIME MONEY MARKET FUND (continued)

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class B in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees			0.50%
Rule 12b-1 fee			0.20%
Shareholder services fee			0.25%
Other expenses			0.12%
Total			1.07%

Expense example

1 Year	3 Years	5 Years	10 Years

$109	$340	$590	$1,306

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations. For the fiscal year ended November 30, 2008, Dreyfus assumed certain fund expenses pursuant to an undertaking, reducing total expenses from 1.07% to 0.96%. This undertaking was voluntary.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund, or a particular class of the fund, during periods when fixed expenses have a significant impact on the yield of the fund, or a particular class of the fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: a fee of up to 0.20% to reimburse the fund’s distributor for distributing Class B shares. Because this fee is paid out of the fund’s assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

Shareholder services fee: the fee paid to the fund’s distributor for shareholder account service and maintenance.

Other expenses: a fee of 0.05% paid by the fund for sub-accounting services provided by third parties and fees to be paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.

General Municipal Money Market Fund
Ticker Symbol: GBMXX

GOAL/APPROACH

The fund seeks to maximize current income exempt from federal personal income tax, to the extent consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal personal income tax. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. In addition, the fund may invest temporarily in high quality, taxable money market instruments, including when the portfolio manager believes that acceptable municipal obligations are unavailable for investment.

Concepts to understand

Municipal obligations: debt securities that provide income free from federal income taxes, and state income taxes if the investor lives in the issuing state. Municipal obligations are typically of two types:

  general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

MAIN RISKS

The fund’s yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield any of the fund’s holdings could have its credit rating downgraded or could default

Derivative securities, such as structured notes, can be highly volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. Although the fund will invest in municipal obligations that pay interest that is exempt, in the opinion of counsel to the issuer (or on the basis of other authority believed by Dreyfus to be reliable), from federal personal income tax, if any such municipal obligations fail to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

Although the fund seeks to provide income exempt from federal personal income tax, interest from some of its holdings may be subject to the federal alternative minimum tax.

General Municipal Money Market Fund 11

GENERAL MUNICIPAL MONEY MARKET FUND (continued)

PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in Class B. The bar chart shows the changes in the fund’s performance from year to year.The table shows the fund’s average annual total returns over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

Year-by-year total returns as of 12/31 each year (%)

Average annual total returns as of 12/31/08

1 Year	5 Years	10 Years
1.63%	1.73%	1.69%

For the fund’s current 7-day yield, call toll-free:

1-800-645-6561.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class B in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees			0.50%
Rule 12b-1 fee			0.20%
Shareholder services fee			0.25%
Other expenses			0.10%
Total			1.05%

Expense example

1 Year	3 Years	5 Years	10 Years

$107	$334	$579	$1,283

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations. For the fiscal year ended November 30, 2008, Dreyfus assumed certain fund expenses pursuant to an undertaking, reducing total expenses from 1.05% to 0.99%. This undertaking was voluntary.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund, or a particular class of the fund, during periods when fixed expenses have a significant impact on the yield of the fund, or a particular class of the fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: a fee of up to 0.20% to reimburse the fund’s distributor for distributing Class B shares. Because this fee is paid out of the fund’s assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

Shareholder services fee: the fee paid to the fund’s distributor for shareholder account service and maintenance.

Other expenses: a fee of 0.05% paid by the fund for sub-accounting services provided by third parties and fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.

General Municipal Money Market Fund 13

General California Municipal
Money Market Fund
Ticker Symbol: GENXX

GOAL/APPROACH

The fund seeks to maximize current income exempt from federal and California state personal income taxes, to the extent consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal and California state personal income taxes. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. In addition, the fund may invest temporarily in high quality, taxable money market instruments and/or municipal obligations that pay income exempt only from federal income tax, including when the portfolio manager believes that acceptable California municipal obligations are unavailable for investment.

Concepts to understand

Municipal obligations: debt securities that provide income free from federal income taxes, and state income taxes if the investor lives in the issuing state. Municipal obligations are typically of two types:

  general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

MAIN RISKS

The fund’s yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price: • interest rates could rise sharply,causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield any of the fund’s holdings could have its credit rating downgraded or could default
  California’s economy and revenues underlying its municipal obligations may decline the fund’s portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state

Derivative securities, such as structured notes, can be highly volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist. To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. Although the fund will invest in municipal obligations that pay interest that is exempt, in the opinion of counsel to the issuer (or on the basis of other authority believed by Dreyfus to be reliable), from federal personal income tax, if any such municipal obligations fail to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

Although the fund seeks to provide income exempt from federal and California state personal income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax.

The fund is non-diversified, which means that a relatively high percentage of the fund’s assets may be invested in a limited number of issuers.Therefore, its performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in Class B. The bar chart shows the changes in the fund’s performance from year to year.The table shows the fund’s average annual total returns over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

Year-by-year total returns as of 12/31 each year (%)

Average annual total returns as of 12/31/08

1 Year	5 Years	10 Years
1.32%	1.64%	1.55%

For the fund’s current 7-day yield, call toll-free:

1-800-645-6561.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

General California Municipal Money Market Fund 15

GENERAL CALIFORNIA MUNICIPAL MONEY MARKET FUND (continued)

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class B in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees			0.50%
Rule 12b-1 fee			0.20%
Shareholder services fee			0.25%
Other expenses			0.10%
Total			1.05%

Expense example

1 Year	3 Years	5 Years	10 Years

$107	$334	$579	$1,283

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations. For the fiscal year ended November 30, 2008, Dreyfus assumed certain fund expenses pursuant to an undertaking, reducing total expenses from 1.05% to 1.01%. This undertaking was voluntary.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund, or a particular class of the fund, during periods when fixed expenses have a significant impact on the yield of the fund, or a particular class of the fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: a fee of up to 0.20% to reimburse the fund’s distributor for distributing Class B shares. Because this fee is paid out of the fund’s assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

Shareholder services fee: the fee paid to the fund’s distributor for shareholder account service and maintenance.

Other expenses: a fee of 0.05% paid by the fund for sub-accounting services provided by third parties and fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.

General New York Municipal
Money Market Fund
Ticker Symbol: GNYXX

GOAL/APPROACH

The fund seeks to maximize current income exempt from federal, NewYork state and NewYork city personal income taxes, to the extent consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal, New York state and New York city personal income taxes.The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. In addition, the fund may invest temporarily in high quality, taxable money market instruments and/or municipal obligations that pay income exempt only from federal income tax, including when the portfolio manager believes that acceptable New York municipal obligations are unavailable for investment.

Concepts to understand

Municipal obligations: debt securities that provide income free from federal income taxes, and state income taxes if the investor lives in the issuing state. Municipal obligations are typically of two types:

  general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

MAIN RISKS

The fund’s yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply,causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield any of the fund’s holdings could have its credit rating downgraded or could default
  NewYork’s economy and revenues underlying its municipal obligations may decline the fund’s portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state

Derivative securities, such as structured notes, can be highly volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist. To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. Although the fund will invest in municipal obligations that pay interest that is exempt, in the opinion of counsel to the issuer (or on the basis of other authority believed by Dreyfus to be reliable), from federal personal income tax, if any such municipal obligations fail to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

Although the fund seeks to provide income exempt from federal, New York state and New York city personal income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax.

The fund is non-diversified, which means that a relatively high percentage of the fund’s assets may be invested in a limited number of issuers.Therefore, its performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

General New York Municipal Money Market Fund 17

GENERAL NEW YORK MUNICIPAL MONEY MARKET FUND (continued)

PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in Class B. The bar chart shows the changes in the fund’s performance from year to year.The table shows the fund’s average annual total returns over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

Year-by-year total returns as of 12/31 each year (%)

Average annual total returns as of 12/31/08

1 Year	5 Years	10 Years
1.56%	1.69%	1.63%

For the fund’s current 7-day yield, call toll-free:

1-800-645-6561.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class B in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees			0.50%
Rule 12b-1 fee			0.20%
Shareholder services fee			0.25%
Other expenses			0.11%
Total			1.06%

Expense example

1 Year	3 Years	5 Years	10 Years

$108	$337	$585	$1,294

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations. For the fiscal year ended November 30, 2008, Dreyfus assumed certain fund expenses pursuant to an undertaking, reducing total expenses from 1.06% to 1.00%. This undertaking was voluntary.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund, or a particular class of the fund, during periods when fixed expenses have a significant impact on the yield of the fund, or a particular class of the fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: a fee of up to 0.20% to reimburse the fund’s distributor for distributing Class B shares. Because this fee is paid out of the fund’s assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

Shareholder services fee: the fee paid to the fund’s distributor for shareholder account service and maintenance.

Other expenses: a fee of 0.05% paid by the fund for sub-accounting services provided by third parties and fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.

General New York Municipal Money Market Fund 19

MANAGEMENT Investment adviser

The investment adviser for each fund is The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $346 billion in approximately 195 mutual fund portfolios. For the past fiscal year, each fund paid Dreyfus a management fee at the annual rate of 0.50% of the fund’s average daily net assets. A discussion regarding the basis for the board’s approving each fund’s management agreement with Dreyfus is available in each fund’s annual report for the fiscal year ended November 30, 2008. Dreyfus is the primary mutual fund business of The Bank of New York Mellon Corporation (BNY Mellon), a global financial services company focused on helping clients move and manage their financial assets, operating in 34 countries and serving more than 100 markets. BNY Mellon is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team. BNY Mellon has more than $23 trillion in assets under custody and administration and $1.1 trillion in assets under management, and it services more than $13 trillion in outstanding debt. Additional information is available at www.bnymellon.com.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions.This approach is designed to provide each fund with a distinct, stable identity.

Distributor

Each fund’s distributor is MBSC Securities Corporation (MBSC), a wholly-owned subsidiary of Dreyfus. Dreyfus or MBSC may provide cash payments out of its own resources to financial intermediaries that sell shares of the funds or provide other services. Such payments are separate from any sales charges, 12b-1 fees and/or shareholder services fees or other expenses paid by the funds to those intermediaries. Because those payments are not made by you or the fund, the fund’s total expense ratio will not be affected by any such payments. These additional payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid from Dreyfus’ or MBSC’s own resources to intermediaries for inclusion of the funds on a sales list, including a preferred or select sales list or in other sales programs.These payments sometimes are referred to as “revenue sharing.” From time to time, Dreyfus or MBSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations. In some cases, these payments or compensation may create an incentive for a financial intermediary or its employees to recommend or sell shares of a fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the funds.

Code of ethics

The funds, Dreyfus and MBSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the funds. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code’s preclearance and disclosure procedures. The primary purpose of the code is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

Management 21

FINANCIAL HIGHLIGHTS

The following tables describe the performance of the Class B shares of each fund for the periods indi-cated.“Total return” shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the fund’s financial statements, is included in the annual report, which is available upon request.

			Year Ended November 30,
General Money Market Fund		2008	2007	2006	2005	2004
Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.024	.043	.040	.021	.003
Distributions:	Dividends from investment income — net	(.024)	(.043)	(.040)	(.021)	(.003)
Net asset value, end of period		1.00	1.00	1.00	1.00	1.00
Total Return (%)		2.48	4.40	4.05	2.09	.34
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		1.04	1.03	1.02	1.03	1.03
Ratio of net expenses to average net assets		1.03	1.02	1.01	1.01	1.00
Ratio of net investment income to average net assets		2.43	4.32	3.98	2.06	.32
Net assets, end of period ($ x 1,000)		9,865,033	9,090,941	8,489,944	7,516,365	4,956,821

General Government Securities			Year Ended November 30,
Money Market Fund		2008	2007	2006	2005	2004
Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.018	.042	.039	.020	.003
Distributions:	Dividends from investment income — net	(.018)	(.042)	(.039)	(.020)	(.003)
Net asset value, end of period		1.00	1.00	1.00	1.00	1.00
Total Return (%)		1.79	4.25	3.95	2.02	.32
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		1.04	1.04	1.03	1.04	1.04
Ratio of net expenses to average net assets		1.02	1.01	1.01	1.01	.98
Ratio of net investment income to average net assets		1.67	4.16	3.89	1.96	.30
Net assets, end of period ($ x 1,000)		2,172,308	1,426,190	1,089,717	1,061,190	719,095

General Treasury Prime			Year Ended November 30,
Money Market Fund		2008	2007	2006	2005	2004
Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.010	.037	.036	.018	.003
Distributions:	Dividends from investment income — net	(.010)	(.037)	(.036)	(.018)	(.003)
Net asset value, end of period		1.00	1.00	1.00	1.00	1.00
Total Return (%)		1.05	3.80	3.64	1.80	.28
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		1.07	1.20	1.20	1.27	1.15
Ratio of net expenses to average net assets		.96	1.00	.99	1.00	.92
Ratio of net investment income to average net assets		.52	3.60	3.64	1.88	.26
Net assets, end of period ($ x 1,000)		2,151,350	229,278	73,282	50,027	29,806

			Year Ended November 30,
General Municipal Money Market Fund		2008	2007	2006	2005	2004
Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.018	.027	.024	.014	.002
Distributions:	Dividends from investment income — net	(.018)	(.027)	(.024)	(.014)	(.002)
Net asset value, end of period		1.00	1.00	1.00	1.00	1.00
Total Return (%)		1.80	2.76	2.47	1.38	.25
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		1.05	1.05	1.04	1.05	1.05
Ratio of net expenses to average net assets		.99	1.00	1.00	.99	.99
Ratio of net investment income to average net assets		1.77	2.72	2.44	1.39	.24
Net assets, end of period ($ x 1,000)		773,940	792,283	638,154	667,757	544,079

Financial Highlights 23

FINANCIAL HIGHLIGHTS (continued)

General California Municipal			Year Ended November 30,
Money Market Fund		2008	2007	2006	2005	2004
Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.015	.027	.024	.013	.002
Distributions:	Dividends from investment income — net	(.015)	(.027)	(.024)	(.013)	(.002)
Net asset value, end of period		1.00	1.00	1.00	1.00	1.00
Total Return (%)		1.51	2.69	2.46	1.33	.24
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		1.05	1.05	1.05	1.06	1.10
Ratio of net expenses to average net assets		1.00	1.00	1.00	1.00	.98
Ratio of net investment income to average net assets		1.49	2.66	2.45	1.44	.24
Net assets, end of period ($ x 1,000)		82,638	92,762	78,168	64,598	16,920

General New York Municipal			Year Ended November 30,
Money Market Fund		2008	2007	2006	2005	2004
Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.017	.027	.024	.013	.002
Distributions:	Dividends from investment income — net	(.017)	(.027)	(.024)	(.013)	(.002)
Net asset value, end of period		1.00	1.00	1.00	1.00	1.00
Total Return (%)		1.73	2.74	2.43	1.32	.22
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		1.06	1.08	1.07	1.08	1.08
Ratio of net expenses to average net assets		1.00	1.00	1.00	.99	.95
Ratio of net investment income to average net assets		1.65	2.69	2.40	1.46	.20
Net assets, end of period ($ x 1,000)		222,877	135,111	77,527	92,293	25,609

Your Investment

ACCOUNT POLICIES Buying shares

General Funds are designed primarily for people who are investing through a third party such as a bank, broker-dealer or financial adviser. Third parties with whom you open a fund account may impose policies, limitations and fees which are different than those described herein. Contact your financial representative for further information or to purchase fund shares.

Applicable to General Money Market Fund, General Government Securities Money Market Fund and General Treasury Prime Money Market Fund only:

Your price for fund shares is the fund’s net asset value (NAV), which is generally calculated twice a day, at 5:00 p.m. and 8:00 p.m., on days the New York Stock Exchange or the fund’s transfer agent is open for regular business.Your order will be priced at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity. Each fund’s investments are valued based on amortized cost.

If an order in proper form is made prior to 3:00 p.m. for General Treasury Prime Money Market Fund, or prior to 5:00 p.m. for the other taxable money market funds, and Federal Funds are received by 6:00 p.m., the shares will be purchased at the NAV determined at 5:00 p.m. and will receive the dividend declared that day. If such an order is made between 3:00 p.m. and 5:00 p.m. for General Treasury Prime Money Market Fund, the order will not be accepted and executed, and notice of the purchase order being rejected will be given to the institution placing the order, and any funds received will be returned promptly to the sending institution. If an order in proper form is made after 5:00 p.m., but by 8:00 p.m., and Federal Funds are received by 11:00 a.m. the next business day, the shares will be purchased at the NAV determined at 8:00 p.m. and will begin to accrue dividends on the next business day.

All times are Eastern time.

Applicable to General California Municipal Money Market Fund, General Municipal Money Market Fund and General NewYork Municipal Money Market Fund only:

Your price for fund shares is the fund’s NAV, which is generally calculated three times a day, at 12:00 noon, 3:00 p.m. and 8:00 p.m., on days the New York Stock Exchange or the fund’s transfer agent is open for regular business.Your order will be priced at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity. Each fund’s investments are valued based on amortized cost.

If an order in proper form is made prior to 3:00 p.m., and Federal Funds are received by 4:00 p.m., the shares will be purchased at the NAV determined after the order is accepted and will receive the dividend declared that day. If such an order is made after 3:00 p.m., but by 8:00 p.m., and Federal Funds are received by 11:00 a.m. the next business day, the shares will be purchased at the NAV determined at 8:00 p.m. and will begin to accrue dividends on the next business day.

All times are Eastern time.

Because the municipal money market funds seek tax-exempt income, they are not recommended for purchase in IRAs or other qualified retirement plans.

Your Investment 25

ACCOUNT POLICIES (continued)

Concepts to understand

Net asset value (NAV): a mutual fund’s share price on a given day. A fund’s NAV is calculated by dividing the value of its net assets by the number of its existing shares outstanding.

When calculating its NAV, a fund compares the NAV using amortized cost to its NAV using available market quotations or market equivalents, which generally are provided by an independent pricing service approved by the fund’s board. The pricing service’s procedures are reviewed under the general supervision of the board.

Amortized cost: a method of valuing a money market fund’s portfolio securities, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. Each fund uses this valuation method pursuant to Rule 2a-7 under the 1940 Act in order to be able to price its shares at $1.00 per share. In accordance with Rule 2a-7, each fund is subject to certain maturity, quality and diversification requirements to help it maintain the $1.00 share price.

Selling shares

You may sell (redeem) shares at any time through your financial representative. Your shares will be sold at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request.Your order will be processed promptly and you will generally receive the proceeds within a week.

Before selling shares recently purchased, please note that if you send a written request to sell such shares, the fund may delay selling the shares for up to eight business days following the purchase of those shares.

General policies

Unless you decline telephone privileges on your application, you may be responsible for any fraudulent telephone order as long as the fund’s transfer agent takes reasonable measures to verify that the order is from a representative of your financial institution.

Money market funds generally are used by investors for short-term investments, often in place of bank checking or savings accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason, although Dreyfus discourages excessive trading and other abusive trading practices, the funds have not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to deter frequent purchases and redemptions of fund shares. Dreyfus also believes that money market funds, such as the funds, are not targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, frequent purchases and redemptions of the funds’ shares could increase the funds’ transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of the funds’ portfolios, which could detract from the funds’ performance.Accordingly, each fund reserves the right to refuse any purchase or exchange request. Funds in the Dreyfus Family of Funds that are not money market mutual funds have approved policies and procedures that are intended to discourage and prevent abusive trading practices in those mutual funds, which may apply to exchanges from or into the fund. If you plan to exchange your fund shares for shares of another Dreyfus fund, please read the prospectus of that other Dreyfus fund for more information.

Each fund reserves the right to:

  refuse any purchase or exchange request
  change or discontinue its exchange privilege, or temporarily suspend this privilege during unusu- al market conditions change its minimum or maximum investment amounts
  delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)
  “redeem in kind” or make payments in portfolio securities rather than cash, if the amount you are redeeming is large enough to affect fund opera- tions (for example, if it represents more than 1% of the fund’s assets)
  fund also may process purchase and sale orders

and calculate its NAV on days the fund’s primary trading markets are open and the fund’s management determines to do so.

Your Investment 27

DISTRIBUTIONS AND TAXES

Each fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. Each fund normally pays dividends once a month and capital gain distributions annually. Fund dividends and capital gain distributions will be reinvested in the fund unless you instruct the fund otherwise.There are no fees or sales charges on reinvestments.

Distributions paid by the taxable money market funds are subject to federal income tax, and may also be subject to state or local taxes (unless you are investing through a tax-advantaged retirement account). For federal tax purposes, in general, certain fund distributions, including distributions of short-term capital gains, are taxable to you as ordinary income. Other fund distributions, including dividends from U.S. companies and certain foreign companies and distributions of long-term capital gains, generally are taxable to you as qualified dividends and capital gains, respectively.

Each municipal money market fund anticipates that virtually all of its income dividends will be exempt from federal and, as to California Municipal Money Market Fund, California, and as to New York Municipal Money Market Fund, New York state and NewYork city, personal income taxes. For federal tax purposes, in general, certain fund distributions, including distributions of short-term capital gains, are taxable to you as ordinary income.

With respect to the California Municipal Money Market Fund and New York Municipal Money Market Fund, for California and New York state and city personal income tax purposes, respectively, distributions derived from interest on municipal securities of California and New York issuers, respectively, and from interest on qualifying securities issued by U.S. territories and possessions are generally exempt from tax. Distributions that are federally taxable as ordinary income or capital gains are generally subject to the respective state’s personal income taxes.

The tax status of any distribution generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

If you buy shares of a fund when the fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and then receiving a portion back in the form of a taxable distribution.

Your sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the amount you receive when you sell them.

The tax status of your distributions will be detailed in your annual tax statement from the fund. Because everyone’s tax situation is unique, please consult your tax advisor before investing.

Retirement plans

A variety of retirement plans are offered for the taxable money market funds, including traditional and Roth IRAs, and Education Savings Accounts.

In addition, SEP-IRAs, Keogh accounts, 401(k) and 403(b) accounts are also available. Please call your financial representative for information.

NOTES

For More Information

General Money Market Fund, Inc.
SEC file number:	811-3207

General Government Securities
Money Market Fund
A series of General Government Securities
Money Market Funds, Inc.
SEC file number:	811-3456

General Treasury Prime
Money Market Fund
A series of General Government Securities
Money Market Funds, Inc.
SEC file number:	811-3456

General Municipal Money Market Fund
A series of General Municipal Money Market Funds, Inc.
SEC file number:	811-3481

General California Municipal
Money Market Fund
SEC file number:	811-4871

General New York Municipal
Money Market Fund
SEC file number:	811-4870

To obtain information:

By telephone

Call your financial representative or 1-800-645-6561

By mail Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

On the Internet Text-only versions of certain fund documents can be viewed online or downloaded from: http://www.sec.gov

You can also obtain copies, after paying a duplicating fee, by visiting the SEC’s Public Reference Room in Washington, DC (for information, call 1-202-551-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102.

More information on each fund is available free upon request, including the following:

Annual/Semiannual Report

Describes each fund’s performance, lists portfolio holdings and contains a letter from the fund’s manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund’s performance during the last fiscal year. Each fund’s most recent annual and semi-annual reports are available at www.dreyfus.com.

Statement of Additional Information (SAI)

Provides more details about each fund and its poli-cies.A current SAI is available at www.dreyfus.com and is on file with the Securities and Exchange Commission (SEC).The SAI is incorporated by reference (is legally considered part of this prospectus).

Portfolio Holdings

Each Dreyfus money market fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

A complete description of each fund’s policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the fund’s SAI.

© 2009 MBSC Securities Corporation

GEN-P0409B-GAM

GENERAL
MONEY MARKET FUNDS

Seeking current income, safety of principal and liquid-
ity by investing in high quality, short-term securities

PROSPECTUS April 1, 2009
CLASS B SHARES
• General Money Market Fund, Inc.
• General Government Securities Money Market Fund
• General Treasury Prime Money Market Fund
• General Municipal Money Market Fund
• General California Municipal Money Market Fund
• General New York Municipal Money Market Fund

Contents
THE FUNDS
Introduction.	2
General Money Market Fund, Inc	2
General Government Securities Money Market Fund	3
General Treasury Prime Money Market Fund	4
General Municipal Money Market Fund.	5
General California Municipal Money Market Fund	7
General New York Municipal Money Market Fund	8
Management	10
Financial Highlights	11
YOUR INVESTMENT
Account Policies	14
Distribution and Taxes	15
FOR MORE INFORMATION
See back cover.

This combined prospectus is to be used only by clients of Janney Montgomery Scott LLC.
As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

GENERAL MONEY MARKET FUNDS

1

The Funds
INTRODUCTION

Each fund is a money market mutual fund with a separate investment portfolio. The operations and results of a fund are unrelated to those of each other fund. This combined prospectus has been prepared for your convenience so that you can consider six investment choices in one document.

Each fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. Each fund strives to reach its stated goal, although as with all mutual funds, no fund can offer guaranteed results.

As a money market fund, each fund seeks to maintain a $1.00 price per share and is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price. Generally, each municipal money market fund is required to invest its assets in securities with the highest or second-highest credit rating or the unrated equivalent as determined by Dreyfus. Each other fund generally is required to invest at least 95% of its assets in the securities of issuers with the highest credit rating or the unrated equivalent as determined by Dreyfus, with the remainder invested in securities with the second-highest credit rating.

General Money Market Fund
Ticker Symbol: GMBXX

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital. To pursue this goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including the following:

  securities issued or guaranteed by the U.S. government or its agen- cies or instrumentalities certificates of deposit, time deposits, bankers’ acceptances and other short-term securities issued by domestic or foreign banks or their subsidiaries or branches repurchase agreements, including tri-party repurchase agreements asset-backed securities
  domestic and dollar-denominated foreign commercial paper, and other short-term corporate obligations, including those with float- ing or variable rates of interest dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies

Normally, the fund invests at least 25% of its net assets in domestic or dollar-denominated foreign bank obligations.

MAIN RISKS

The fund’s yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interestrates could rise sharply, causing the value of the fund’s investments and its share price to drop interestrates could drop, thereby reducing the fund’s yield anyof the fund’s holdings could have its credit rating downgraded or could default the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and reg- ulatory developments relating to the banking industry the risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restric- tions on the payment of principal and interest the risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in Class B. The bar chart shows the changes in the fund’s performance from year to year. The table shows the fund’s average annual total returns over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

2 GENERAL MONEY MARKET FUNDS

Average annual total returns
as of 12/31/08

1 Year	5 Years	10 Years
2.22%	2.68%	2.83%

For the fund’s current 7-day yield, call toll-free: 1-800-JANNEYS.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class B in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees				0.50%
Rule 12b-1 fee				0.20%
Shareholder services fee				0.25%
Other expenses				0.09%
Total				1.04%

Expense example
1 Year	3 Years	5 Years	10 Years
$106	$331	$574	$1,271

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

For the fiscal year ended November 30, 2008, Dreyfus assumed certain fund expenses pursuant to an undertaking, reducing total expenses from 1.04% to 1.03%. This undertaking was voluntary.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund, or a particular class of the fund, during periods when fixed expenses have a significant impact on the yield of the fund, or a particular class of the fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

The Rule 12b-1 fee is a fee of up to 0.20% to reimburse the fund’s distributor for distributing Class B shares. Because this fee is paid out of the fund’s assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Shareholder services fee is paid to the fund’s distributor for shareholder account service and maintenance.

Other expenses include a fee of 0.05% paid by the fund for sub-accounting services provided by third parties and fees paid by the fund for items such as transfer agency, custody, professional and registration fees.

General Government Securities
Money Market Fund
Ticker Symbol: GSBXX

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund invests in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, and repurchase agreements (including tri-party repurchase agreements). These instruments include those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. government.

MAIN RISKS

The fund’s yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price: •interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interestrates could drop, thereby reducing the fund’s yield asecurity backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury, or are supported only by the credit of the issuer or instrumentality (while the U.S. gov- ernment provides financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so)
  the risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement

Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its

3 GENERAL MONEY MARKET FUNDS

agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. In addition, because many types of U.S. government securities trade actively outside the U.S., their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in Class B. The bar chart shows the changes in the fund’s performance from year to year. The table shows the fund’s average annual total returns over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class B in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees	0.50%
Rule 12b-1 fee	0.20%
Shareholder services fee	0.25%
Other expenses	0.09%
Total	1.04%

Expense example

1 Year	3 Years	5 Years	10 Years

$106	$331	$574	$1,271
This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

For the fiscal year ended November 30, 2008, Dreyfus assumed certain fund expenses pursuant to an undertaking, reducing total expenses from 1.04% to 1.02%. This undertaking was voluntary.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund, or a particular class of the fund, during periods when fixed expenses have a significant impact on the yield of the fund, or a particular class of the fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

The Rule 12b-1 fee is a fee of up to 0.20% to reimburse the fund’s distributor for distributing Class B shares. Because this fee is paid out of the fund’s assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Shareholder services fee is paid to the fund’s distributor for shareholder account service and maintenance.

Other expenses include a fee of 0.05% paid by the fund for sub-accounting services provided by third parties and fees paid by the fund for items such as transfer agency, custody, professional and registration fees.

General Treasury Prime
Money Market Fund
Ticker Symbol: GTBXX

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all of its assets in U.S. Treasury securities.

MAIN RISKS

The fund’s yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the fund is subject to the risk that interest rates could rise sharply, causing the value of the fund’s invest-

4 GENERAL MONEY MARKET FUNDS

ments and its share price to drop. Alternatively, interest rates could drop, thereby reducing the fund’s yield.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The current market prices for such securities are not guaranteed and will fluctuate.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in Class B. The bar chart shows the changes in the fund’s performance from year to year. The table shows the fund’s average annual total returns over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class B in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees				0.50%
Rule 12b-1 fee				0.20%
Shareholder services fee				0.25%
Other expenses				0.12%
Total				1.07%

Expense example
1 Year	3 Years	5 Years	10 Years
$109	$340	$590	$1,306

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

For the fiscal year ended November 30, 2008, Dreyfus assumed certain fund expenses pursuant to an undertaking, reducing total expenses from 1.07% to 0.96%. This undertaking was voluntary.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund, or a particular class of the fund, during periods when fixed expenses have a significant impact on the yield of the fund, or a particular class of the fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

The Rule 12b-1 fee is a fee of up to 0.20% to reimburse the fund’s distributor for distributing Class B shares. Because this fee is paid out of the fund’s assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Shareholder services fee is paid to the fund’s distributor for shareholder account service and maintenance.

Other expenses include a fee of 0.05% paid by the fund for sub-accounting services provided by third parties and fees to be paid by the fund for items such as transfer agency, custody, professional and registration fees.

General Municipal Money Market Fund

Ticker Symbol: GBMXX

GOAL/APPROACH

The fund seeks to maximize current income exempt from federal personal income tax, to the extent consistent with the preservation of capital and the maintenance of liquidity.

5 GENERAL MONEY MARKET FUNDS

To pursue this goal, the fund normally invests substantially all of its assets in municipal obligations that provide income exempt from federal personal income tax. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. In addition, the fund may invest temporarily in high quality, taxable money market instruments, including when the portfolio manager believes that acceptable municipal obligations are unavailable for investment. Municipal obligations typically include general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power, and revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls.

MAIN RISKS

The fund’s yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interestrates could rise sharply, causing the value of the fund’s investments and its share price to drop interestrates could drop, thereby reducing the fund’s yield any of the fund’s holdings could have its credit rating downgraded or could default

Derivative securities, such as structured notes, can be highly volatile, and the possibility of default by the financial institution or counter-party may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. Although the fund will invest in municipal obligations that pay interest that is exempt, in the opinion of counsel to the issuer (or on the basis of other authority believed by Dreyfus to be reliable), from federal personal income tax, if any such municipal obligations fail to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

Although the fund seeks to provide income exempt from federal personal income tax, interest from some of its holdings may be subject to the federal alternative minimum tax.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in Class B. The bar chart shows the changes in the fund’s performance from year to year. The table shows the fund’s average annual total returns over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class B in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees				0.50%
Rule 12b-1 fee				0.20%
Shareholder services fee				0.25%
Other expenses				0.10%
Total				1.05%

Expense example
1 Year	3 Years	5 Years	10 Years
$107	$334	$579	$1,283

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

6 GENERAL MONEY MARKET FUNDS

For the fiscal year ended November 30, 2008, Dreyfus assumed certain fund expenses pursuant to an undertaking, reducing total expenses from 1.05% to 0.99%. This undertaking was voluntary.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund, or a particular class of the fund, during periods when fixed expenses have a significant impact on the yield of the fund, or a particular class of the fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

The Rule 12b-1 fee is a fee of up to 0.20% to reimburse the fund’s distributor for distributing Class B shares. Because this fee is paid out of the fund’s assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Shareholder services fee is paid to the fund’s distributor for shareholder account service and maintenance.

Other expenses include a fee of 0.05% paid by the fund for sub-accounting services provided by third parties and fees paid by the fund for items such as transfer agency, custody, professional and registration fees.

General California Municipal
Money Market Fund
Ticker Symbol: GENXX

GOAL/APPROACH

The fund seeks to maximize current income exempt from federal and California state personal income taxes, to the extent consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all of its assets in municipal obligations that provide income exempt from federal and California state personal income taxes. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. In addition, the fund may invest temporarily in high quality, taxable money market instruments and/or municipal obligations that pay income exempt only from federal income tax, including when the portfolio manager believes that acceptable California municipal obligations are unavailable for investment.

Municipal obligations typically include general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power, and revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls.

MAIN RISKS

The fund’s yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price: •interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interestrates could drop, thereby reducing the fund’s yield anyof the fund’s holdings could have its credit rating downgraded or could default
  California’s economy and revenues underlying its municipal obli- gations may decline thefund’s portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state

Derivative securities, such as structured notes, can be highly volatile, and the possibility of default by the financial institution or counter-party may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. Although the fund will invest in municipal obligations that pay interest that is exempt, in the opinion of counsel to the issuer (or on the basis of other authority believed by Dreyfus to be reliable), from federal personal income tax, if any such municipal obligations fail to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

Although the fund seeks to provide income exempt from federal and California state personal income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax.

The fund is non-diversified, which means that a relatively high percentage of the fund’s assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

7 GENERAL MONEY MARKET FUNDS

PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in Class B. The bar chart shows the changes in the fund’s performance from year to year. The table shows the fund’s average annual total returns over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class B in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees				0.50%
Rule 12b-1 fee				0.20%
Shareholder services fee				0.25%
Other expenses				0.10%
Total				1.05%

Expense example
1 Year	3 Years	5 Years	10 Years
$107	$334	$579	$1,283

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

For the fiscal year ended November 30, 2008, Dreyfus assumed certain fund expenses pursuant to an undertaking, reducing total expenses from 1.05% to 1.01%. This undertaking was voluntary.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund, or a particular class of the fund, during periods when fixed expenses have a significant impact on the yield of the fund, or a particular class of the fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

The Rule 12b-1 fee is a fee of up to 0.20% to reimburse the fund’s distributor for distributing Class B shares. Because this fee is paid out of the fund’s assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Shareholder services fee is paid to the fund’s distributor for shareholder account service and maintenance.

Other expenses include a fee of 0.05% paid by the fund for sub-accounting services provided by third parties and fees paid by the fund for items such as transfer agency, custody, professional and registration fees.

General New York Municipal
Money Market Fund
Ticker Symbol: GNYXX

GOAL/APPROACH

The fund seeks to maximize current income exempt from federal, New York state and New York city personal income taxes, to the extent consistent with the preservation of capital and the maintenance of liquidity. To pursue this goal, the fund normally invests substantially all of its assets in municipal obligations that provide income exempt from federal, New York state and New York city personal income taxes. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. In addition, the fund may invest temporarily in high quality, taxable money market instruments and/or municipal obligations that pay income exempt only from federal income tax, including when the portfolio manager believes that acceptable New York municipal obligations are unavailable for investment. Municipal obligations typically include general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power, and revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls.

8 GENERAL MONEY MARKET FUNDS

MAIN RISKS

The fund’s yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interestrates could rise sharply, causing the value of the fund’s investments and its share price to drop interestrates could drop, thereby reducing the fund’s yield any of the fund’s holdings could have its credit rating downgraded or could default
  New York’s economy and revenues underlying its municipal obli- gations may decline thefund’s portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state

Derivative securities, such as structured notes, can be highly volatile, and the possibility of default by the financial institution or counter-party may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. Although the fund will invest in municipal obligations that pay interest that is exempt, in the opinion of counsel to the issuer (or on the basis of other authority believed by Dreyfus to be reliable), from federal personal income tax, if any such municipal obligations fail to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

Although the fund seeks to provide income exempt from federal, New York state and New York city personal income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax.

The fund is non-diversified, which means that a relatively high percentage of the fund’s assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in Class B. The bar chart shows the changes in the fund’s performance from year to year. The table shows the fund’s average annual total returns over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class B in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees				0.50%
Rule 12b-1 fee				0.20%
Shareholder services fee				0.25%
Other expenses				0.11%
Total				1.06%

Expense example
1 Year	3 Years	5 Years	10 Years
$108	$337	$585	$1,294

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

9 GENERAL MONEY MARKET FUNDS

For the fiscal year ended November 30, 2008, Dreyfus assumed certain fund expenses pursuant to an undertaking, reducing total expenses from 1.06% to 1.00%. This undertaking was voluntary.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund, or a particular class of the fund, during periods when fixed expenses have a significant impact on the yield of the fund, or a particular class of the fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

The Rule 12b-1 fee is a fee of up to 0.20% to reimburse the fund’s distributor for distributing Class B shares. Because this fee is paid out of the fund’s assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Shareholder services fee is paid to the fund’s distributor for shareholder account service and maintenance.

Other expenses include a fee of 0.05% paid by the fund for sub-accounting services provided by third parties and fees paid by the fund for items such as transfer agency, custody, professional and registration fees.

MANAGEMENT

Investment adviser

The investment adviser for each fund is The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $346 billion in approximately 195 mutual fund portfolios. For the past fiscal year, each fund paid Dreyfus a management fee at an annual rate of 0.50% of the fund’s average daily net assets. A discussion regarding the basis for the board’s approving each fund’s management agreement with Dreyfus is available in each fund’s annual report for the fiscal year ended November 30, 2008. Dreyfus is the primary mutual fund business of The Bank of New York Mellon Corporation (BNY Mellon), a global financial services company focused on helping clients move and manage their financial assets, operating in 34 countries and serving more than 100 markets. BNY Mellon is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team. BNY Mellon has more than $23 trillion in assets under custody and administration and $1.1 trillion in assets under management, and it services more than $13 trillion in outstanding debt. Additional information is available at www.bnymellon.com.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

Distributor

Each fund’s distributor is MBSC, a wholly-owned subsidiary of Dreyfus. Dreyfus or MBSC may provide additional cash payments out of its own resources to financial intermediaries that sell shares of the funds or provide other services. Such payments are separate from any sales charges, 12b-1 fees and/or shareholder services fees or other expenses paid by the funds to those intermediaries. Because those payments are not made by you or the funds, the fund’s total expense ratio will not be affected by any such payments. These additional payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid from Dreyfus’ or MBSC’s own resources to intermediaries for inclusion of the funds on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as “revenue sharing.” From time to time, Dreyfus or MBSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations. In some cases, these payments or compensation may create an incentive for a financial intermediary or its employees to recommend or sell shares of a fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the funds.

Code of Ethics

The funds, Dreyfus and MBSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the funds. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code’s preclearance and disclosure procedures. The primary purpose of the code is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

10 GENERAL MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS

The following tables describe the performance of the Class B shares of each fund for the periods indicated. “Total return” shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the fund’s financial statements, is included in the annual report, which is available upon request.

			Year Ended November 30,
General Money Market Fund		2008	2007	2006	2005	2004

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.024	.043	.040	.021	.003
Distributions:	Dividends from investment income — net	(.024)	(.043)	(.040)	(.021)	(.003)
Net asset value, end of period		1.00	1.00	1.00	1.00	1.00
Total Return (%)		2.48	4.40	4.05	2.09	.34
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		1.04	1.03	1.02	1.03	1.03
Ratio of net expenses to average net assets		1.03	1.02	1.01	1.01	1.00
Ratio of net investment income
to average net assets		2.43	4.32	3.98	2.06	.32
Net assets, end of period ($ x 1,000)		9,865,033	9,090,941	8,489,944	7,516,365	4,956,821

General Government Securities			Year Ended November 30,
Money Market Fund		2008	2007	2006	2005	2004

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.018	.042	.039	.020	.003
Distributions:	Dividends from investment income — net	(.018)	(.042)	(.039)	(.020)	(.003)
Net asset value, end of period		1.00	1.00	1.00	1.00	1.00
Total Return (%)		1.79	4.25	3.95	2.02	.32
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		1.04	1.04	1.03	1.04	1.04
Ratio of net expenses to average net assets		1.02	1.01	1.01	1.01	.98
Ratio of net investment income
to average net assets		1.67	4.16	3.89	1.96	.30
Net assets, end of period ($ x 1,000)		2,172,308	1,426,190	1,089,717	1,061,190	719,095

11 GENERAL MONEY MARKET FUNDS

General Treasury Prime			Year Ended November 30,
Money Market Fund		2008	2007	2006	2005	2004

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.010	.037	.036	.018	.003
Distributions:	Dividends from investment income — net	(.010)	(.037)	(.036)	(.018)	(.003)
Net asset value, end of period		1.00	1.00	1.00	1.00	1.00
Total Return (%)		1.05	3.80	3.64	1.80	.28

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		1.07	1.20	1.20	1.27	1.15
Ratio of net expenses to average net assets		.96	1.00	.99	1.00	.92
Ratio of net investment income to average net assets		.52	3.60	3.64	1.88	.26

Net assets, end of period ($ x 1,000)		2,151,350	229,978	73,282	50,027	29,806

			Year Ended November 30,
General Municipal Money Market Fund		2008	2007	2006	2005	2004

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.018	.027	.024	.014	.002
Distributions:	Dividends from investment income — net	(.018)	(.027)	(.024)	(.014)	(.002)
Net asset value, end of period		1.00	1.00	1.00	1.00	1.00
Total Return (%)		1.80	2.76	2.47	1.38	.25

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		1.05	1.05	1.04	1.05	1.05
Ratio of net expenses to average net assets		.99	1.00	1.00	.99	.99
Ratio of net investment income to average net assets		1.77	2.72	2.44	1.39	.24

Net assets, end of period ($ x 1,000)		773,940	792,283	638,154	667,757	544,079

12 GENERAL MONEY MARKET FUNDS

General California Municipal			Year Ended November 30,
Money Market Fund		2008	2007	2006	2005	2004

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.015	.027	.024	.013	.002
Distributions:	Dividends from investment income — net	(.015)	(.027)	(.024)	(.013)	(.002)
Net asset value, end of period		1.00	1.00	1.00	1.00	1.00
Total Return (%)		1.51	2.69	2.46	1.33	.24

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		1.05	1.05	1.05	1.06	1.10
Ratio of net expenses to average net assets		1.00	1.00	1.00	1.00	.98
Ratio of net investment income to average net assets		1.49	2.66	2.45	1.44	.24

Net assets, end of period ($ x 1,000)		82,638	92,762	78,168	64,598	16,920

General New York Municipal			Year Ended November 30,
Money Market Fund		2008	2007	2006	2005	2004

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.017	.027	.024	.013	.002
Distributions:	Dividends from investment income — net	(.017)	(.027)	(.024)	(.013)	(.002)
Net asset value, end of period		1.00	1.00	1.00	1.00	1.00
Total Return (%)		1.73	2.74	2.43	1.32	.22
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		1.06	1.08	1.07	1.08	1.08
Ratio of net expenses to average net assets		1.00	1.00	1.00	.99	.95
Ratio of net investment income to average net assets		1.65	2.69	2.40	1.46	.20

Net assets, end of period ($ x 1,000)		222,877	135,111	77,527	92,293	25,609

13 GENERAL MONEY MARKET FUNDS

Your Investment ACCOUNT POLICIES Buying shares

General Funds are designed primarily for people who are investing through a third party such as a bank, broker-dealer or financial adviser. Third parties with whom you open a fund account may impose policies, limitations and fees which are different than those described herein. Contact your financial representative for further information.

Applicable to General Money Market Fund, General Government Securities Money Market Fund and General Treasury Prime Money Market Fund only:

Your price for fund shares is the fund’s net asset value (NAV), which is generally calculated twice a day, at 5:00 p.m. and 8:00 p.m., on days the New York Stock Exchange or the fund’s transfer agent is open for regular business. Your order will be priced at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity. Each fund’s investments are valued based on amortized cost.

If an order in proper form is made prior to 3:00 p.m. for General Treasury Prime Money Market Fund, or prior to 5:00 p.m. for the other taxable money market funds, and Federal Funds are received by 6:00 p.m., the shares will be purchased at the NAV determined at 5:00 p.m. and will receive the dividend declared that day. If such an order is made between 3:00 p.m. and 5:00 p.m. for General Treasury Prime Money Market Fund, the order will not be accepted and executed, and notice of the purchase order being rejected will be given to the institution placing the order, and any funds received will be returned promptly to the sending institution. If an order in proper form is made after 5:00 p.m., but by 8:00 p.m., and Federal Funds are received by 11:00 a.m. the next business day, the shares will be purchased at the NAV determined at 8:00 p.m. and will begin to accrue dividends on the next business day.

All times are Eastern time.

Applicable to General California Municipal Money Market Fund, General Municipal Money Market Fund and General New York Municipal Money Market Fund only:

Your price for fund shares is the fund’s NAV, which is generally calculated three times a day, at 12:00 noon, 3:00 p.m. and 8:00 p.m., on days the New York Stock Exchange or the fund’s transfer agent is open for regular business. Your order will be priced at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity. Each fund’s investments are valued based on amortized cost.

If your order in proper form is placed prior to 3:00 p.m. and Federal Funds are received by 4:00 p.m., the shares will be purchased at the

NAV next determined after the order is accepted and you will receive the dividend declared that day. If an order in proper form is placed after 3:00 p.m., but by 8:00 p.m. and Federal Funds are received by 11:00 a.m. the next business day, the shares will be purchased at the NAV next determined at 8:00 p.m. and you will begin to accrue dividends on the following business day.

All times are Eastern time.

Each fund’s portfolio securities are valued at amortized cost, which is a method of valuing a money market fund’s portfolio securities and which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. This method of valuation is designed for each fund to be able to price its shares at $1.00 per share.

Selling Shares

You may sell (redeem) shares at any time through your financial representative, or you can contact the fund directly. Your shares will be sold at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity. The processing of redemptions and the delivery of the proceeds may be delayed beyond the same or next business day, depending on the circumstances.

Before selling shares recently purchased, please note that if you send a written request to sell such shares, the fund may delay selling the shares for up to eight business days following the purchase of those shares.

General Policies

Money market funds generally are used by investors for short-term investments, often in place of bank checking or savings accounts or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason, although Dreyfus discourages excessive trading and other abusive trading practices, the funds have not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to deter frequent purchases and redemptions of fund shares. Dreyfus also believes that money market funds, such as the funds, are not targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, frequent purchases and redemptions of the funds’ shares could increase the funds’ transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of the funds’ portfolios, which could detract from the funds’ performance. Accordingly, each fund reserves the right to refuse any purchase or exchange request. Funds in the Dreyfus Family of Funds that are not money market mutual funds have approved policies and procedures

14 GENERAL MONEY MARKET FUNDS

that are intended to discourage and prevent abusive trading practices in those mutual funds, which may apply to exchanges from or into the fund. If you plan to exchange your fund shares for shares of another Dreyfus fund, please read the prospectus of that other Dreyfus fund for more information.

Each fund reserves the right to:

  refuse any purchase request
  changeor discontinue its exchange privilege, or temporarily sus- pend this privilege during unusual market conditions change its minimum or maximum investment amount
  delay sending out redemption proceeds for up to seven days (gen- erally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)
  “redeem in kind” or make payments in portfolio securities rather than cash, if the amount you are redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the fund’s assets).
  fund also may process purchase and sale orders and calculate its

NAV on days the fund’s primary trading markets are open and the fund’s management determines to do so.

DISTRIBUTION AND TAXES

Each fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. Each fund normally pays dividends once a month and capital gain distributions annually. Fund dividends and capital gain distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

Distributions paid by the taxable money market funds are subject to federal income tax, and may also be subject to state or local taxes (unless you are investing through tax-advantaged retirement account). For federal tax purposes, in general, certain fund distributions, including distributions of short-term capital gains, are taxable to you as ordinary income. Other fund distributions, including dividends from U.S. companies and certain foreign companies and distributions of long-term capital gains, generally are taxable to you as qualified dividends and capital gains, respectively.

Each municipal money market fund anticipates that virtually all of its income dividends will be exempt from federal and, as to California Municipal Money Market Fund, California, and as to New York Municipal Money Market Fund, New York state and New York city, personal income taxes. For federal tax purposes, in general, certain distributions, including distributions of short-term capital gains, are taxable to you as ordinary income.

With respect to the California Municipal Money Market Fund and New York Municipal Money Market Fund, for California and New York state and city personal income tax purposes, respectively, distributions derived from interest on municipal securities of California and New York issuers, respectively, and from interest on qualifying securities issued by U.S. territories and possessions are generally exempt from tax. Distributions that are federally taxable as ordinary income or capital gains are generally subject to the respective state’s personal income taxes.

The tax status of any distribution generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

If you buy shares of a fund when the fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and then receiving a portion back in the form of a taxable distribution.

Your sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the amount you receive when you sell them.

The tax status of your distributions will be detailed in your annual tax statement from the fund. Because everyone’s tax situation is unique, please consult your tax advisor before investing.

15 GENERAL MONEY MARKET FUNDS

For More Information
General Money Market Fund, Inc.
SEC file number:	811-3207
General Government Securities Money Market Fund
A series of General Government Securities Money Market Funds, Inc.
SEC file number:	811-3456
General Treasury Prime Money Market Fund
A series of General Government Securities Money Market Funds, Inc.
SEC file number:	811-3456
General Municipal Money Market Fund
A series of General Municipal Money Market Funds, Inc.
SEC file number:	811-3481
General California Municipal Money Market Fund
SEC file number:	811-4871
General New York Municipal Money Market Fund
SEC file number:	811-4870
More information on each fund is available free upon request, including the following:

Annual/Semiannual Report

Describes each fund’s performance, lists portfolio holdings and contains a letter from the fund’s manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund’s performance during the last fiscal year. Each fund’s most recent annual and semiannual reports are available at www.dreyfus.com.

Statement of Additional Information (SAI)

Provides more details about each fund and its policies. A current SAI is available at www.dreyfus.com and is on file with the Securities and Exchange Commission (SEC). The SAI is incorporated by reference (is legally considered part of this prospectus).

Portfolio Holdings

Each Dreyfus money market fund will disclose daily, on www.drey-fus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

A complete description of each fund’s policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the fund’s SAI.

CONTACT JANNEY MONTGOMERY SCOTT LLC:

By Telephone

Call your Janney Financial Consultant or 800-JANNEYS.

By Mail

Janney Montgomery Scott LLC, Attn: Cash Management Department 1801 Market Street, Philadelphia, PA 19103 On the Internet http://www.jmsonline.com You can get a free copy of the semiannual/annual reports or the SAI, request other information or discuss your questions about the Fund by contacting your Janney Financial Consultant.

Text-only versions of certain fund documents can be viewed online or downloaded from: http://www.sec.gov You can also obtain copies, after paying a duplicating fee, by visiting the SEC’s Public Reference Room in Washington, DC (for information, call 1-202-551-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102.

© 2009 MBSC Securities Corporation, Distributor

16 GENERAL MONEY MARKET FUNDS

GENERAL
MONEY MARKET FUNDS
Seeking current income, safety of principal and liquidity by investing in high quality, short-term securities

PROSPECTUS April 1, 2009
CLASS B SHARES

  General Money Market Fund, Inc.
  General Government Securities Money Market Fund
  General Treasury Prime Money Market Fund
  General Municipal Money Market Fund
  General California Municipal Money Market Fund
  General New York Municipal Money Market Fund

Contents

THE FUNDS
Introduction	3
General Money Market Fund, Inc	3
General Government Securities Money Market Fund	4
General Treasury Prime Money Market Fund	5
General Municipal Money Market Fund	6
General California Municipal Money Market Fund	7
General New York Municipal Money Market Fund.	8
Management	9
Financial Highlights	10

YOUR INVESTMENT
Account Policies.	12
Distribution and Taxes.	13

FOR MORE INFORMATION
See back cover.

This combined prospectus to be used only by clients of Stifel, Nicolaus & Company, Incorporated.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

1 GENERAL MONEY MARKET FUNDS

THIS PAGE INTENTIONALLY LEFT BLANK.

The Funds
INTRODUCTION

Each fund is a money market mutual fund with a separate investment portfolio. The operations and results of a fund are unrelated to those of each other fund. This combined prospectus has been prepared for your convenience so that you can consider six investment choices in one document.

Each fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. Each fund strives to reach its stated goal, although as with all mutual funds, no fund can offer guaranteed results.

As a money market fund, each fund seeks to maintain a $1.00 price per share and is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.

Generally, each municipal money market fund is required to invest its assets in securities with the highest or second-highest credit rating or the unrated equivalent as determined by Dreyfus. Each other fund generally is required to invest at least 95% of its assets in the securities of issuers with the highest credit rating or the unrated equivalent as determined by Dreyfus, with the remainder invested in securities with the second-highest credit rating.

General Money Market Fund
Ticker Symbol: GMBXX

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital. To pursue this goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including the following:

  securities issued or guaranteed by the U.S. government or its agencies or instrumentalities certificates of deposit, time deposits, bankers’ acceptances and other short- term securities issued by domestic or foreign banks or their subsidiaries or branches repurchase agreements, including tri-party repurchase agreements asset-backed securities
  domestic and dollar-denominated foreign commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies

Normally, the fund invests at least 25% of its net assets in domestic or dollar-denominated foreign bank obligations.

MAIN RISKS

The fund’s yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interestrates could rise sharply, causing the value of the fund’s investments and its share price to drop interestrates could drop, thereby reducing the fund’s yield any of the fund’s holdings could have its credit rating downgraded or could default the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry the risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on the payment of principal and interest the risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in Class B. The bar chart shows the changes in the fund’s performance from year to year. The table shows the fund’s average annual total returns over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

For the fund’s current 7-day yield, call toll-free: 1-800-645-6561.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class B in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees				0.50%
Rule 12b-1 fee				0.20%
Shareholder services fee				0.25%
Other expenses				0.09%
Total				1.04%

Expense example
1 Year	3 Years	5 Years	10 Years
$106	$331	$574	$1,271

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

3 GENERAL MONEY MARKET FUNDS

For the fiscal year ended November 30, 2008, Dreyfus assumed certain fund expenses pursuant to an undertaking, reducing total expenses from 1.04% to 1.03%. This undertaking was voluntary.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund, or a particular class of the fund, during periods when fixed expenses have a significant impact on the yield of the fund, or a particular class of the fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

The Rule 12b-1 fee is a fee of up to 0.20% to reimburse the fund’s distributor for distributing Class B shares. Because this fee is paid out of the fund’s assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Shareholder services fee is paid to the fund’s distributor for shareholder account service and maintenance.

Other expenses include a fee of 0.05% paid by the fund for sub-accounting services provided by third parties and fees paid by the fund for items such as transfer agency, custody, professional and registration fees.

General Government Securities
Money Market Fund
Ticker Symbol: GSBXX

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund invests in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, and repurchase agreements (including tri-party repurchase agreements). These instruments include those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. government.

MAIN RISKS

The fund’s yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interestrates could rise sharply, causing the value of the fund’s investments and its share price to drop interestrates could drop, thereby reducing the fund’s yield asecurity backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guar- anteed and will fluctuate certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury, or are supported only by the credit of the issuer or instrumentality (while the U.S. government provides financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so)
  the risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement

Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S.

government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. In addition, because many types of U.S. government securities trade actively outside the U.S., their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in Class B. The bar chart shows the changes in the fund’s performance from year to year. The table shows the fund’s average annual total returns over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

For the fund’s current 7-day yield, call toll-free: 1-800-645-6561.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class B in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees				0.50%
Rule 12b-1 fee				0.20%
Shareholder services fee				0.25%
Other expenses				0.09%
Total				1.04%

Expense example
1 Year	3 Years	5 Years	10 Years
$106	$331	$574	$1,271

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

For the fiscal year ended November 30, 2008, Dreyfus assumed certain fund expenses pursuant to an undertaking, reducing total expenses from 1.04% to 1.02%. This undertaking was voluntary.

4 GENERAL MONEY MARKET FUNDS

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund, or a particular class of the fund, during periods when fixed expenses have a significant impact on the yield of the fund, or a particular class of the fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

The Rule 12b-1 fee is a fee of up to 0.20% to reimburse the fund’s distributor for distributing Class B shares. Because this fee is paid out of the fund’s assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Shareholder services fee is paid to the fund’s distributor for shareholder account service and maintenance.

Other expenses include a fee of 0.05% paid by the fund for sub-accounting services provided by third parties and fees paid by the fund for items such as transfer agency, custody, professional and registration fees.

General Treasury Prime
Money Market Fund
Ticker Symbol: GTBXX

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all of its assets in U.S. Treasury securities.

MAIN RISKS

The fund’s yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the fund is subject to the risk that interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop. Alternatively, interest rates could drop, thereby reducing the fund’s yield. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The current market prices for such securities are not guaranteed and will fluctuate.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in Class B. The bar chart shows the changes in the fund’s performance from year to year. The table shows the fund’s average annual total returns over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

For the fund’s current 7-day yield, call toll-free: 1-800-645-6561.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class B in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees				0.50%
Rule 12b-1 fee				0.20%
Shareholder services fee				0.25%
Other expenses				0.12%
Total				1.07%

Expense example
1 Year	3 Years	5 Years	10 Years
$109	$340	$590	$1,306

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

For the fiscal year ended November 30, 2008, Dreyfus assumed certain fund expenses pursuant to an undertaking, reducing total expenses from 1.07% to 0.96%. This undertaking was voluntary.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund, or a particular class of the fund, during periods when fixed expenses have a significant impact on the yield of the fund, or a particular class of the fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

The Rule 12b-1 fee is a fee of up to 0.20% to reimburse the fund’s distributor for distributing Class B shares. Because this fee is paid out of the fund’s assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Shareholder services fee is paid to the fund’s distributor for shareholder account service and maintenance.

Other expenses include a fee of 0.05% paid by the fund for sub-accounting services provided by third parties and fees to be paid by the fund for items such as transfer agency, custody, professional and registration fees.

5 GENERAL MONEY MARKET FUNDS

General Municipal Money Market Fund
Ticker Symbol: GBMXX

GOAL/APPROACH

The fund seeks to maximize current income exempt from federal personal income tax, to the extent consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all of its assets in municipal obligations that provide income exempt from federal personal income tax. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. In addition, the fund may invest temporarily in high quality, taxable money market instruments, including when the portfolio manager believes that acceptable municipal obligations are unavailable for investment.

Municipal obligations typically include general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power, and revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls.

MAIN RISKS

The fund’s yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interestrates could rise sharply, causing the value of the fund’s investments and its share price to drop interestrates could drop, thereby reducing the fund’s yield any of the fund’s holdings could have its credit rating downgraded or could default

Derivative securities, such as structured notes, can be highly volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. Although the fund will invest in municipal obligations that pay interest that is exempt, in the opinion of counsel to the issuer (or on the basis of other authority believed by Dreyfus to be reliable), from federal personal income tax, if any such municipal obligations fail to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

Although the fund seeks to provide income exempt from federal personal income tax, interest from some of its holdings may be subject to the federal alternative minimum tax.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in Class B. The bar chart shows the changes in the fund’s performance from year to year. The table shows the fund’s average annual total returns over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

For the fund’s current 7-day yield, call toll-free: 1-800-645-6561.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class B in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees				0.50%
Rule 12b-1 fee				0.20%
Shareholder services fee				0.25%
Other expenses				0.10%
Total				1.05%

Expense example
1 Year	3 Years	5 Years	10 Years
$107	$334	$579	$1,283

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

For the fiscal year ended November 30, 2008, Dreyfus assumed certain fund expenses pursuant to an undertaking, reducing total expenses from 1.05% to 0.99%. This undertaking was voluntary.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund, or a particular class of the fund, during periods when fixed expenses have a significant impact on the yield of the fund, or a particular class of the fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

6 GENERAL MONEY MARKET FUNDS

The Rule 12b-1 fee is a fee of up to 0.20% to reimburse the fund’s distributor for distributing Class B shares. Because this fee is paid out of the fund’s assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Shareholder services fee is paid to the fund’s distributor for shareholder account service and maintenance.

Other expenses include a fee of 0.05% paid by the fund for sub-accounting services provided by third parties and fees paid by the fund for items such as transfer agency, custody, professional and registration fees.

General California Municipal
Money Market Fund
Ticker Symbol: GENXX

GOAL/APPROACH

The fund seeks to maximize current income exempt from federal and Califor-nia state personal income taxes, to the extent consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all of its assets in municipal obligations that provide income exempt from federal and California state personal income taxes. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. In addition, the fund may invest temporarily in high quality, taxable money market instruments and/or municipal obligations that pay income exempt only from federal income tax, including when the portfolio manager believes that acceptable California municipal obligations are unavailable for investment. Municipal obligations typically include general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power, and revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls.

MAIN RISKS

The fund’s yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interestrates could rise sharply, causing the value of the fund’s investments and its share price to drop interestrates could drop, thereby reducing the fund’s yield any of the fund’s holdings could have its credit rating downgraded or could default
  California’s economy and revenues underlying its municipal obligations may decline the fund’s portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state

Derivative securities, such as structured notes, can be highly volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. Although the fund will invest in municipal obligations that pay interest that is exempt, in the opinion of counsel to the issuer (or on the basis of other authority believed by Dreyfus to be reliable), from federal personal income tax, if any such municipal obligations fail to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

Although the fund seeks to provide income exempt from federal and California state personal income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax.

The fund is non-diversified, which means that a relatively high percentage of the fund’s assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in Class B. The bar chart shows the changes in the fund’s performance from year to year. The table shows the fund’s average annual total returns over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

Year by year total returns

as of 12/31 each year (%)

Average annual total returns as of 12/31/08

1 Year	5 Years	10 Years
1.32%	1.64%	1.55%

For the fund’s current 7-day yield, call toll-free: 1-800-645-6561.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class B in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table

Annual fund operating expenses

% of average daily net assets

Management fees	0.50%
Rule 12b-1 fee	0.20%
Shareholder services fee	0.25%
Other expenses	0.10%
Total	1.05%

7 GENERAL MONEY MARKET FUNDS

Expense example
1 Year	3 Years	5 Years	10 Years
$107	$334	$579	$1,283

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

For the fiscal year ended November 30, 2008, Dreyfus assumed certain fund expenses pursuant to an undertaking, reducing total expenses from 1.05% to 1.01%. This undertaking was voluntary.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund, or a particular class of the fund, during periods when fixed expenses have a significant impact on the yield of the fund, or a particular class of the fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

The Rule 12b-1 fee is a fee of up to 0.20% to reimburse the fund’s distributor for distributing Class B shares. Because this fee is paid out of the fund’s assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Shareholder services fee is paid to the fund’s distributor for shareholder account service and maintenance.

Other expenses include a fee of 0.05% paid by the fund for sub-accounting services provided by third parties and fees paid by the fund for items such as transfer agency, custody, professional and registration fees.

General New York Municipal
Money Market Fund
Ticker Symbol: GNYXX

The fund seeks to maximize current income exempt from federal, New York state and New York city personal income taxes, to the extent consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all of its assets in municipal obligations that provide income exempt from federal, New York state and New York city personal income taxes. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. In addition, the fund may invest temporarily in high quality, taxable money market instruments and/or municipal obligations that pay income exempt only from federal income tax, including when the portfolio manager believes that acceptable New York municipal obligations are unavailable for investment.

Municipal obligations typically include general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power, and revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls.

MAIN RISKS

The fund’s yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interestrates could rise sharply, causing the value of the fund’s investments and its share price to drop interestrates could drop, thereby reducing the fund’s yield anyof the fund’s holdings could have its credit rating downgraded or could default
  New York’s economy and revenues underlying its municipal obligations may decline thefund’s portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state

Derivative securities, such as structured notes, can be highly volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. Although the fund will invest in municipal obligations that pay interest that is exempt, in the opinion of counsel to the issuer (or on the basis of other authority believed by Dreyfus to be reliable), from federal personal income tax, if any such municipal obligations fail to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

Although the fund seeks to provide income exempt from federal, New York state and New York city personal income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax.

The fund is non-diversified, which means that a relatively high percentage of the fund’s assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in Class B. The bar chart shows the changes in the fund’s performance from year to year. The table shows the fund’s average annual total returns over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

Year by year total returns

as of 12/31 each year (%)

1 Year	5 Years	10 Years

1.56%	1.69%	1.63%
For the fund’s current 7-day yield, call toll-free: 1-800-645-6561.

8 GENERAL MONEY MARKET FUNDS

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class B in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees				0.50%
Rule 12b-1 fee				0.20%
Shareholder services fee				0.25%
Other expenses				0.11%
Total				1.06%

Expense example
1 Year	3 Years	5 Years	10 Years
$108	$337	$585	$1,294

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

For the fiscal year ended November 30, 2008, Dreyfus assumed certain fund expenses pursuant to an undertaking, reducing total expenses from 1.06% to 1.00%. This undertaking was voluntary.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund, or a particular class of the fund, during periods when fixed expenses have a significant impact on the yield of the fund, or a particular class of the fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

The Rule 12b-1 fee is a fee of up to 0.20% to reimburse the fund’s distributor for distributing Class B shares. Because this fee is paid out of the fund’s assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Shareholder services fee is paid to the fund’s distributor for shareholder account service and maintenance.

Other expenses include a fee of 0.05% paid by the fund for sub-accounting services provided by third parties and fees paid by the fund for items such as transfer agency, custody, professional and registration fees.

MANAGEMENT

Investment adviser

The investment adviser for each fund is The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $346 billion in approximately 195 mutual fund portfolios. For the past fiscal year, each fund paid Dreyfus a management fee at the annual rate of 0.50% of the fund’s average daily net assets. A discussion regarding the basis for the board’s approving each fund’s management agreement with Drey-fus is available in each fund’s annual report for the fiscal year ended November 30, 2008. Dreyfus is the primary mutual fund business of The Bank of New York Mellon Corporation (BNY Mellon), a global financial services company focused on helping clients move and manage their financial assets, operating in 34 countries and serving more than 100 markets. BNY Mellon is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team. BNY Mellon has more than $23 trillion in assets under custody and administration and $1.1 trillion in assets under management, and it services more than $13 trillion in outstanding debt. Additional information is available at www.bnymellon.com. The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

Distributor

Each fund’s distributor is MBSC, a wholly-owned subsidiary of Dreyfus. Dreyfus or MBSC may provide additional cash payments out of its own resources to financial intermediaries that sell shares of the funds or provide other services. Such payments are separate from any sales charges, 12b-1 fees and/or shareholder services fees or other expenses paid by the funds to those intermediaries. Because those payments are not made by you or the funds, the fund’s total expense ratio will not be affected by any such payments. These additional payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid from Dreyfus’ or MBSC’s own resources to intermediaries for inclusion of the funds on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as “revenue sharing.” From time to time, Dreyfus or MBSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations. In some cases, these payments or compensation may create an incentive for a financial intermediary or its employees to recommend or sell shares of a fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the funds.

Code of Ethics

The funds, Dreyfus and MBSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the funds. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code’s preclearance and disclosure procedures. The primary purpose of the code is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

9 GENERAL MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS
The following tables describe the performance of the Class B shares of each fund for the periods indicated. “Total return” shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the fund’s financial statements, is included in the annual report, which is available upon request.

			Year Ended November 30,
General Money Market Fund		2008	2007	2006	2005	2004

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.024	.043	.040	.021	.003
Distributions:	Dividends from investment income — net	(.024)	(.043)	(.040)	(.021)	(.003)
Net asset value, end of period		1.00	1.00	1.00	1.00	1.00
Total Return (%)		2.48	4.40	4.05	2.09	.34
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		1.04	1.03	1.02	1.03	1.03
Ratio of net expenses to average net assets		1.03	1.02	1.01	1.01	1.00
Ratio of net investment income
to average net assets		2.43	4.32	3.98	2.06	.32
Net assets, end of period ($ x 1,000)		9,865,033	9,090,941	8,489,944	7,516,365	4,956,821

			Year Ended November 30,
General Government Securities Money Market Fund		2008	2007	2006	2005	2004

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.018	.042	.039	.020	.003
Distributions:	Dividends from investment income — net	(.018)	(.042)	(.039)	(.020)	(.003)
Net asset value, end of period		1.00	1.00	1.00	1.00	1.00
Total Return (%)		1.79	4.25	3.95	2.02	.32
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		1.04	1.04	1.03	1.04	1.04
Ratio of net expenses to average net assets		1.02	1.01	1.01	1.01	.98
Ratio of net investment income
to average net assets		1.67	4.16	3.89	1.96	.30
Net assets, end of period ($ x 1,000)		2,172,308	1,426,190	1,089,717	1,061,190	719,095

			Year Ended November 30,
General Treasury Prime Money Market Fund		2008	2007	2006	2005	2004

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.010	.037	.036	.018	.003
Distributions:	Dividends from investment income — net	(.010)	(.037)	(.036)	(.018)	(.003)
Net asset value, end of period		1.00	1.00	1.00	1.00	1.00
Total Return (%)		1.05	3.80	3.64	1.80	.28

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		1.07	1.20	1.20	1.27	1.15
Ratio of net expenses to average net assets		.96	1.00	.99	1.00	.92
Ratio of net investment income to average net assets		.52	3.60	3.64	1.88	.26

Net assets, end of period ($ x 1,000)		2,151,350	229,278	73,282	50,027	29,806

10 GENERAL MONEY MARKET FUNDS

			Year Ended November 30,
General Municipal Money Market Fund		2008	2007	2006	2005	2004

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.018	.027	.024	.014	.002
Distributions:	Dividends from investment income — net	(.018)	(.027)	(.024)	(.014)	(.002)
Net asset value, end of period		1.00	1.00	1.00	1.00	1.00
Total Return (%)		1.80	2.76	2.47	1.38	.25

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		1.05	1.05	1.04	1.05	1.05
Ratio of net expenses to average net assets		.99	1.00	1.00	.99	.99
Ratio of net investment income to average net assets		1.77	2.72	2.44	1.39	.24

Net assets, end of period ($ x 1,000)		773,940	792,283	638,154	667,757	544,079

			Year Ended November 30,
General California Municipal Money Market Fund		2008	2007	2006	2005	2004

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.015	.027	.024	.013	.002
Distributions:	Dividends from investment income — net	(.015)	(.027)	(.024)	(.013)	(.002)
Net asset value, end of period		1.00	1.00	1.00	1.00	1.00
Total Return (%)		1.51	2.69	2.46	1.33	.24

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		1.05	1.05	1.05	1.06	1.10
Ratio of net expenses to average net assets		1.00	1.00	1.00	1.00	.98
Ratio of net investment income to average net assets		1.49	2.66	2.45	1.44	.24

Net assets, end of period ($ x 1,000)		82,638	92,762	78,168	64,598	16,920

			Year Ended November 30,
General New York Municipal Money Market Fund		2008	2007	2006	2005	2004

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.017	.027	.024	.013	.002
Distributions:	Dividends from investment income — net	(.017)	(.027)	(.024)	(.013)	(.002)
Net asset value, end of period		1.00	1.00	1.00	1.00	1.00
Total Return (%)		1.73	2.74	2.43	1.32	.22
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		1.06	1.08	1.07	1.08	1.08
Ratio of net expenses to average net assets		1.00	1.00	1.00	.99	.95
Ratio of net investment income to average net assets		1.65	2.69	2.40	1.46	.20

Net assets, end of period ($ x 1,000)		222,877	135,111	77,527	92,293	25,609

11 GENERAL MONEY MARKET FUNDS

Your Investment
ACCOUNT POLICIES

Buying shares

General Funds are designed primarily for people who are investing through a third party such as a bank, broker-dealer or financial adviser. Third parties with whom you open a fund account may impose policies, limitations and fees which are different than those described herein. Contact your financial representative for further information.

Applicable to General Money Market Fund, General Government Securities Money Market Fund and General Treasury Prime Money Market Fund only:

Your price for fund shares is the fund’s net asset value (NAV), which is generally calculated twice a day, at 5:00 p.m. and 8:00 p.m., on days the New York Stock Exchange or the fund’s transfer agent is open for regular business. Your order will be priced at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity. Each fund’s investments are valued based on amortized cost.

If an order in proper form is made prior to 3:00 p.m. for General Treasury Prime Money Market Fund, or prior to 5:00 p.m. for the other taxable money market funds, and Federal Funds are received by 6:00 p.m., the shares will be purchased at the NAV determined at 5:00 p.m. and will receive the dividend declared that day. If such an order is made between 3:00 p.m. and 5:00 p.m. for General Treasury Prime Money Market Fund, the order will not be accepted and executed, and notice of the purchase order being rejected will be given to the institution placing the order, and any funds received will be returned promptly to the sending institution. If an order in proper form is made after 5:00 p.m., but by 8:00 p.m., and Federal Funds are received by 11:00 a.m. the next business day, the shares will be purchased at the NAV determined at 8:00 p.m. and will begin to accrue dividends on the next business day.

All times are Eastern time.

Applicable to General California Municipal Money Market Fund, General Municipal Money Market Fund and General New York Municipal Money Market Fund only:

Your price for fund shares is the fund’s NAV, which is generally calculated three times a day, at 12:00 noon, 3:00 p.m. and 8:00 p.m., on days the New York Stock Exchange or the fund’s transfer agent is open for regular business. Your order will be priced at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity. Each fund’s investments are valued based on amortized cost.

If your order in proper form is placed prior to 3:00 p.m. and Federal Funds are received by 4:00 p.m., the shares will be purchased at the NAV next determined after the order is accepted and you will receive the dividend declared that day. If an order in proper form is placed after 3:00 p.m., but by 8:00 p.m. and Federal Funds are received by 11:00 a.m. the next business day, the shares will be purchased at the NAV next determined at 8:00 pm and you will begin to accrue dividends on the following business day.

All times are Eastern time.

Each fund’s portfolio securities are valued at amortized cost, which is a method of valuing a money market fund’s portfolio securities and which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. This method of valuation is designed for each fund to be able to price its shares at $1.00 per share.

Selling Shares

You may sell (redeem) shares at any time through your financial representative. Your shares will be sold at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity. The processing of redemptions and the delivery of the proceeds may be delayed beyond the same or next business day, depending on the circumstances.

Before selling shares recently purchased, please note that if you send a written request to sell such shares, the fund may delay selling the shares for up to eight business days following the purchase of those shares.

General Policies

Money market funds generally are used by investors for short-term investments, often in place of bank checking or savings accounts or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason, although Dreyfus discourages excessive trading and other abusive trading practices, the funds have not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to deter frequent purchases and redemptions of fund shares. Dreyfus also believes that money market funds, such as the fund, are not targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, frequent purchases and redemptions of the funds’ shares could increase the funds’ transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of the funds’ portfolios, which could detract from the funds’ performance. Accordingly, each fund reserves the right to refuse any purchase or exchange request. Funds in the Dreyfus Family of Funds that are not money market mutual funds have approved policies and procedures that are intended to discourage and prevent abusive trading practices in those mutual funds, which may apply to exchanges from or into the fund. If you plan to exchange your fund shares for shares of another Dreyfus fund, please read the prospectus of that other Dreyfus fund for more information.

Each fund reserves the right to:

  refuse any purchase request
  changeor discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions change its minimum or maximum investment amount
  delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)
  “redeem in kind” or make payments in portfolio securities rather than cash, if the amount you are redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the fund’s assets).
  fund also may process purchase and sale orders and calculate its NAV on days the fund’s primary trading markets are open and the fund’s management determines to do so.

12 GENERAL MONEY MARKET FUNDS

DISTRIBUTION AND TAXES

Each fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. Each fund normally pays dividends once a month and capital gain distributions annually. Fund dividends and capital gain distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

Distributions paid by the taxable money market funds are subject to federal income tax, and may also be subject to state or local taxes (unless you are investing through tax-advantaged retirement account). For federal tax purposes, in general, certain fund distributions, including distributions of short-term capital gains, are taxable to you as ordinary income. Other fund distributions, including dividends from U.S. companies and certain foreign companies and distributions of long-term capital gains, generally are taxable to you as qualified dividends and capital gains, respectively.

Each municipal money market fund anticipates that virtually all of its income dividends will be exempt from federal and, as to California Municipal Money Market Fund, California, and as to New York Municipal Money Market Fund, New York state and New York city, personal income taxes. For federal tax purposes, in general, certain fund distributions, including distributions of short-term capital gains, are taxable to you as ordinary income.

With respect to the California Municipal Money Market Fund and New York Municipal Money Market Fund, for California and New York state and city personal income tax purposes, respectively, distributions derived from interest on municipal securities of California and New York issuers, respectively, and from interest on qualifying securities issued by U.S. territories and possessions are generally exempt from tax. Distributions that are federally taxable as ordinary income or capital gains are generally subject to the respective state’s personal income taxes.

The tax status of any distribution generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

If you buy shares of a fund when the fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and then receiving a portion back in the form of a taxable distribution.

Your sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the amount you receive when you sell them.

The tax status of your distributions will be detailed in your annual tax statement from the fund. Because everyone’s tax situation is unique, please consult your tax advisor before investing.

13 GENERAL MONEY MARKET FUNDS

For More Information
General Money Market Fund, Inc.
SEC file number:	811-3207
General Government Securities Money Market Fund
A series of General Government Securities Money Market Funds, Inc.
SEC file number:	811-3456
General Treasury Prime Money Market Fund
A series of General Government Securities Money Market Funds, Inc.
SEC file number:	811-3456
General Municipal Money Market Fund
A series of General Municipal Money Market Funds, Inc.
SEC file number:	811-3481
General California Municipal Money Market Fund
SEC file number:	811-4871
General New York Municipal Money Market Fund
SEC file number:	811-4870
More information on each fund is available free upon request, including the fol-
lowing:

Annual/Semiannual Report

Describes each fund’s performance, lists portfolio holdings and contains a letter from the fund’s manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund’s performance during the last fiscal year. Each fund’s most recent annual and semiannual reports are available at www.dreyfus.com.

Statement of Additional Information (SAI)

Provides more details about each fund and its policies. A current SAI is available at www.dreyfus.com and is on file with the Securities and Exchange Commission (SEC). The SAI is incorporated by reference (is legally considered part of this prospectus).

Portfolio Holdings

Each Dreyfus money market fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings. A complete description of each fund’s policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the fund’s SAI.

TO OBTAIN INFORMATION:

By Telephone

Call your Stifel, Nicolaus & Company Financial Advisor or 1-800-679-5446.

By Mail

Stifel, Nicolaus & Company, Incorporated 501 North Broadway St. Louis, MO 63102

On the Internet http://www.stifel.com

You can get a free copy of the semiannual/annual reports or the SAI, request other information or discuss your questions about the fund by contacting your Stifel Investment Executive.

Text-only versions of certain fund documents can be viewed online or downloaded from: http://www.sec.gov You can also obtain copies, after paying a duplicating fee, by visiting the SEC’s Public Reference Room in Washington, DC (for information, call 1-202-551-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102.

© 2009 MBSC Securities Corporation, Distributor

14 GENERAL MONEY MARKET FUNDS